Table of Contents

Page

Message from the Chairman              2

Fund Reports
Franklin California Insured
Tax-Free Income Fund                   4
Franklin California Intermediate-Term
Tax-Free Income Fund                  11
Franklin California Tax-Exempt
Money Fund                            15

Statement of Investments              17

Financial Statements                  51

Notes to Financial Statements         54


To reduce the volume of mail shareholders receive and to reduce expenses, only one copy of most Fund reports, such as the Fund's annual and semi-annual reports, may be mailed to a household. Additional reports may be obtained, without charge, by calling Fund Information at 1-800/DIAL BEN (1-800/342-5236).

MESSAGE FROM THE CHAIRMAN

                                                             February 15, 1996

Dear Shareholders:

It's a pleasure to bring you the semi-annual report for the Franklin California Tax-Free Trust covering the period ended December 31, 1995.

Since our last report dated June 30, 1995, the municipal securities market has shown renewed strength as prices rallied in response to declining interest rates and the continued low supply of new bonds. Fixed-income securities, in general, benefited from the Federal Reserve Board's moves in July and December to lower interest rates.

As interest rates declined, the municipal bond market generally responded positively. Higher bond prices were welcome after a disappointing 1994 (one of the worst markets in 25 years for fixed-income securities), but performance was not as robust as we had anticipated. While demand for municipal securities was strong in the beginning of 1995, it started to decline in April, due in part to lingering investor concern over the media attention regarding a proposed "flat tax." It is too early to draw conclusions on how proposed tax reform could impact the municipal bond market, and of course we will continue to monitor the situation.

Performance was also marginally inhibited by a strong U.S. stock market, which encouraged some investors to move assets away from fixed-income securities into equities. Despite these less than perfect investment conditions, the funds within the California Tax-Free Trust performed well, as described in the Performance Summaries beginning on page 7.

While striving to provide shareholders with a high level of current income, we aim to avoid the effects of market volatility. In addition, we seek to reduce a fund's exposure to credit risk by investing in a broad range of cities and counties throughout California as well as selecting securities from a variety of municipal sectors.

The pages that follow include information relative to each fund's performance. Although each fund in the California Tax-Free Trust has its own specific investment strategy, our fundamental principles remain the same: careful selection and full-time professional management.

We believe 1996 will sustain slow to moderate economic growth and subdued inflation, which should bode well for fixed-income securities. Furthermore, recent trends in municipal financing indicate that the market's supply and demand fundamentals should be favorable to bond investors, as supply may remain low. The rebound of the municipal securities market in 1995 has reinforced our philosophy that our shareholders should keep a long-term perspective. While your fund may experience volatility from time to time, we believe that the performance of tax-free income funds, including those in the California Tax-Free Trust, will be rewarding over the long term .

As always, we appreciate your continued support, welcome your comments, and look forward to serving you in the years to come.

Sincerely,

Charles B. Johnson
Chairman
Franklin California Tax-Free Trust

The California Economy

California has moved into its third year of recovery, following a long and deep recession. While the state has a substantial deficit, several factors contributed to the end of its down-cycle. The implementation of NAFTA, growth in Pacific trade, expansion in high technology industries, increases in construction and a decline in the number of military cutbacks all contributed to economic improvement during 1995. While the year-old bankruptcy of Orange County has had a temporary negative impact on the municipal bond market, the county recently implemented a solid financial recovery program. In addition, California closed fiscal year 1995 with an operating surplus, which contributed significantly to its improved cash condition.

Our positive outlook for California is supported by its broad economic base, diverse employment and prospective continued growth in 1996.

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

Fund Objective:

Seeks to provide shareholders with a high level of current income exempt from regular federal and California state personal income taxes, and preservation of capital, consistent with prudent investment management. The fund invests primarily in a portfolio of insured California municipal securities.*+

Cash flow from interest payments, bond redemptions and selected securities sales allowed us to participate in the attractive bond yields offered in the first half of 1995. As the year progressed, the Fed lowered the federal funds rate twice, and long-term interest rates began to decline as bond prices were driven up by lack of supply. By the third and fourth quarters of 1995, our invesments reflected these lower rates.

Overall, your fund performed well during the reporting period. For example, the distribution rate of the fund's Class I shares was 5.18% on December 31, 1995. In addition, the Class I share price, as measured by net asset value, increased $0.47 to $12.42 on December 31, 1995, from $11.95 on June 30, 1995. Your fund's
Class I shares reported a cumulative total return of +6.81% for the six months ended December 31, 1995.

The municipal securities in which your fund invests are insured by private municipal bond insurance companies as to the scheduled payment of principal and interest on the portfolio's securities. Because of this insurance, the California Insured Tax-Free Income Fund enjoys an "AAAf" rating -- the highest mutual fund rating possible -- from Standard & Poor's Corporation. This rating reflects Standard & Poor's assessment of the portfolio's overall credit quality, based primarily on your fund's stated investment objectives and policies. This rating does not reflect the fund shares' yield or market price, nor does it imply approval by Standard & Poor's, and is subject to change.

*For investors subject to the federal alternative minimum tax, a small portion of these dividends may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

+Fund shares are not insured by any U.S. government agency. Insurance relates only to the payment of principal and interest on the portfolio's securities. It does not eliminate market risks to the fund's share price or insure the value of the shares. Terms of the insurance are more fully described in the prospectus, and no representation is made as to any insurer's ability to meet its commitments.

The number of insured bonds issued continued to grow during the reporting period. During 1995, over 43% of new municipal bonds issued in the U.S. were insured, versus 35% in 1994.** In California alone, new insured municipal bond issuance jumped 14% to 48% in 1995, from 34% the previous year.++ While the municipal bankruptcy of Orange County, California has contributed to increased use of insurance, we feel increased competition within the financial insurance industry also played a significant role. Financial guarantors continued to battle for market share, and the premiums they charged for insurance declined to attractive levels. Additionally, two smaller insurers -- Financial Security Assistance (FSA) and Capital Guarantee Insurance Company (CGIC) -- recently combined to form a fourth major insurer, joining MBIA, FGIC and AMBAC. Consequently, the newly combined company can compete more efficiently for major underwritings.

**Source: Bond Buyer, 1/8/96
++Source: Bond Buyer, 1/30/95, 11/3/95. 1995 data as of 9/30/95.

  Franklin California Insured
  Tax-Free Income Fund
  Portfolio Breakdown on 12/31/95
  Based on Total Net Assets

                                 % of Total
  Sector                         Net Assets

  Pre-Refunded                      21.3%

  Certificates of Participation     16.2%

  Tax Allocation Bonds              15.7%

  Utilities                         15.2%

  Other Revenue                     10.8%

  Hospitals                          5.9%

  Education                          5.1%

  General Obligations                2.3%

  Housing                            2.0%

  Mello-Roos Bonds                   1.8%

  Transportation                     1.2%

  Marks-Roos Bonds                   0.9%

Sales Tax Revenue                    0.9%

  Industrial                         0.4%

  Special Assessment                 0.3

For a complete list of portfolio holdings, please see page 17 of this report.

Further affecting the insured municipal market was the narrowing of yield spreads between non-insured and AAA-rated insured bonds during the reporting period. In the declining interest-rate environment, yields available on AAA-rated municipal bonds were historically attractive relative to lower-quality issues, as investor demand for higher yields pushed up prices (and thus lowered yields) on lower-quality bonds. Overall, this resulted in a much smaller yield difference between the high-quality AAA-rated insured bonds in which your fund invests, and lesser-grade BBB bonds.

As the table on the previous page indicates, we remained invested in a broad range of municipal sectors. Such diversification allowed us to reduce the fund's exposure to risk and market volatility.

Looking forward, there is a growing awareness of the critical need for improvement in the infrastructure sector. Borrowing to fund these improvements should positively impact the supply of California municipal bonds. Further, the borrowers' willingness to take on these projects may be more feasible based on the lower interest expense. Increased activity in this area will allow us to continue to find attractive investments without sacrificing high credit quality and income.

Performance Summary

Class I Shares
Class II performance begins on page 9.

The price of the Franklin California Insured Tax-Free Income Fund's Class I shares, as measured by net asset value, increased to $12.42 on December 31, 1995, from $11.95 on June 30, 1995.

The fund continued to meet its primary investment objective of providing high current income to shareholders. For the six-month period ended December 31, 1995, your fund's Class I shares paid monthly dividends totaling 33.6 cents ($0.336) per share.* Dividends will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future results.

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period.

At the end of the reporting period, the distribution rate for your fund's Class I shares was 5.18%, based on an annualization of the current monthly dividend of
5.6 cents ($0.056) per share and the maximum offering price of $12.97 on December 31, 1995. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, if you are in the maximum combined federal and California state personal income tax bracket of 46.2%, you would have to earn 9.63% from a taxable investment of similar quality to match your fund's tax-free distribution rate.

GRAPHIC MATERIAL 1 OMMITTED - SEE APPENDIX AT END OF DOCUMENT

The fund's Class I shares reported a cumulative total return of +6.81% for the six-month period ended December 31, 1995. Total return measures the change in value of an investment during the period indicated, assuming reinvestment of dividends and capital gains, if any. This calculation does not include the initial sales charge, and past performance is not predictive of future results.


Franklin California Insured Tax-Free Income Fund - Class I Shares
Periods ended December 31, 1995

                                                               Since
                                                             Inception
                                            1-Year   5-Year  (9/03/85)
Cumulative Total Return1                   16.30%    49.72%  136.39%
Average Annual Total Return2               11.37%     7.48%    8.23%

Distribution Rate3                               5.18%
Equivalent Taxable Distribution Rate4            9.63%
30-Day Standardized Yield5                       4.37%
Equivalent Taxable Yield4                        8.12%


1. Cumulative total return shows the change in value of an investment over the periods indicated and does not include the current maximum 4.25% initial sales charge. See note below.

2. Average annual total return represents the average annual change in value of an investment over the specified periods. The figures reflect the maximum 4.25% initial sales charge. See note below.

3. Distribution rate is based on an annualization of the fund's current 5.6 cents per share monthly dividend and the maximum offering price of $12.97 on December 31, 1995.

4. Equivalent taxable distribution rate and yield assume the 1995 maximum combined federal and California state personal income tax bracket of 46.2%, based on the 39.6% federal income tax rate.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended December 31, 1995.

Note: Prior to July 1, 1994, fund shares were offered at a lower initial sales charge, with dividends reinvested at the public offering price. Thus, actual total returns for purchasers of shares during that time would have been somewhat different than noted above. Effective May 1, 1994, for Class I shares, the fund eliminated the sales charge on reinvested dividends and implemented a plan of distribution under Rule 12b-1, which will affect future performance. All total return calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance cannot guarantee future results.

Class II Shares

The price of the Franklin California Insured Tax-Free Income Fund's Class II shares, as measured by net asset value, increased to $12.47 on December 31, 1995, from $11.99 on June 30, 1995.

The fund continued to meet its primary investment objective of providing high current income to shareholders. For the six-month period ended December 31, 1995, your fund's Class II shares paid monthly distributions totaling 30.0 cents ($0.300) per share.* Dividends will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future results.

At the end of the reporting period, the distribution rate for your fund's Class II shares was 4.76%, based on an annualization of the current monthly dividend of 5.0 cents ($0.050) per share and the maximum offering price of $12.60 on December 31, 1995. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, if you are in the maximum combined federal and California state personal income tax bracket of 46.2%, you would have to earn 8.85% from a taxable investment of similar quality to match your fund's tax-free distribution rate.

GRAPHIC MATERIAL 2 OMMITTED - SEE APPENDIX AT END OF DOCUMENT

The fund's Class II shares reported a cumulative total return of +6.56% for the six-month period ended December 31, 1995. Total return measures the change in value of an investment during the period indicated, assuming reinvestment of dividends and capital gains, if any. This calculation does not include the initial sales charge, and past performance is not predictive of future results.

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period.


Franklin California Insured Tax-Free Income Fund - Class II Shares

Periods ended December 31, 1995

                                                        Since Inception
                                                           (5/01/95)
-------------------------------------------------------------------------------
Cumulative Total Return1                                    8.47%
Aggregate Total Return2                                     6.39%
Distribution Rate3                                          4.76%
Equivalent Taxable Distribution Rate4                       8.85%
30-Day Standardized Yield5                                  3.95%
Equivalent Taxable Yield4                                   7.34%
-------------------------------------------------------------------------------


1. Cumulative total return shows the change in value of an investment over the periods indicated and does not include the 1.0% initial sales charge and 1.0% contingent deferred sales charge (CDSC) applicable to shares redeemed within the first 18 months of investment. See note below.

2. Aggregate total return includes the 1.0% initial sales charge and represents the change in value of an investment since the inception date of the fund's Class II shares. It also includes the 1.0% CDSC applicable to shares redeemed within the first 18 months of investment. See note below.

3. Distribution rate is based on an annualization of the fund's current 5.0 cents per share monthly dividend and the maximum offering price of $12.60 on December 31, 1995.

4. Equivalent taxable distribution rate and yield assume the 1995 maximum combined federal and California state personal income tax bracket of 46.2%, based on the 39.6% federal income tax rate.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended December 31, 1995.

Note: Average total returns for Class II shares, which the fund began offering on May 1, 1995, are not shown as Class II shares have not been available for a sufficient period of time. Please see the prospectus for more details regarding Class I and Class II shares. All total return calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance cannot guarantee future results.


FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Fund Objective:
Seeks to provide shareholders with a high level of current income exempt from regular federal and California state personal income taxes, along with preservation of capital. The fund invests primarily in a portfolio of California municipal securities with an average weighted maturity (the time in which debt must be repaid) between three and ten years.*


In the recent declining interest-rate environment, yields available on AAA-rated municipal bonds were attractive relative to lower-quality issues, as investor demand for higher yields pushed up prices (and thus lowered yields) on lower-quality bonds. Overall, this resulted in a much smaller yield difference between high-quality AAA-rated bonds, and lesser-grade BBB bonds. This narrow spread led to more attractive prices for high-quality issues.

While very little trading occurred during the reporting period, we were able to take advantage of narrowed yield spreads by purchasing some AAA-rated bonds with maturities in the 10-12 year range. In addition, we sold BAA- and A-rated bonds maturing in four to eight years. These trades enabled us to maintain the average life of the fund, while improving credit quality and yield.


GRAPHIC MATERIAL 3 OMMITTED - SEE APPENDIX AT END OF DOCUMENT


*For investors subject to the federal alternative minimum tax, a small portion of these dividends may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

Looking forward, we anticipate the continued low supply of municipal issues will positively affect the fund. We continue to maintain our conservative management approach by purchasing "essential service" bonds. Such securities tend to have a more reliable income stream, since they are backed by revenue from hospitals, utilities and transportation projects. As always, we will purchase securities based on their credit quality and yield potential.

  Franklin California Intermediate-Term
  Tax-Free Income Fund
  Portfolio Breakdown on 12/31/95
  Based on Total Net Assets

                                 % of Total
  Sector                         Net Assets

  Certificates of Participation    21.6%

  Tax Allocation Bonds             21.1%

  Other Revenue                    14.7%

  Education                         9.9%

  Utilities                         8.2%

  Housing                           6.4%

  Special Assessment Bonds          4.8%

  Hospitals                         3.4%

  Marks-Roos Bonds                  3.0%

  Special Tax Revenue Bonds         2.6%

  Pre-Refunded                      1.4%

  Health Care                       1.2%

  Mello-Roos Bonds                  1.1%

  Transportation                    0.3%

  General Obligations               0.2%

  Industrial                         0.1

For a complete list of portfolio holdings, please see page 36 of this report.


Performance Summary

The Franklin California Intermediate-Term Tax-Free Income Fund's share price, as measured by net asset value, increased to $10.86 on December 31, 1995, from $10.38 on June 30, 1995.

The fund continued to meet its objective of providing high current income to its shareholders. For the six-month period ended December 31, 1995, your fund paid monthly dividends totaling 26.4 cents ($0.264) per share.* Dividends will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future results.

At the end of the reporting period, your fund's distribution rate was 4.75%, based on an annualization of the current monthly dividend of 4.4 cents ($0.044) per share and the maximum offering price of $11.11 on December 31, 1995. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, if you are in the maximum combined federal and California state personal income tax bracket of 46.2%, you would have to earn 8.83% from a taxable investment of similar quality to match your fund's tax-free distribution rate.

GRAPHIC MATERIAL 4 OMMITTED - SEE APPENDIX AT END OF DOCUMENT

The fund's cumulative total return was +7.25% for the six-month period ended December 31, 1995. Total return measures the change in value of an investment during the period indicated, assuming reinvestment of dividends and capital gains, if any. This calculation does not include the initial sales charge, and past performance is not predictive of future results.

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period.

Franklin California Intermediate-Term Tax-Free Income Fund

Periods ended December 31, 1995

                                                               Since
                                                             Inception
                                            1-Year   3-Year  (9/23/92)
-------------------------------------------------------------------------------
Cumulative Total Return1                   15.95%    23.82%   26.55
Average Annual Total Return2               13.30%     6.55%    6.71%

Distribution Rate3                               4.75%
Equivalent Taxable Distribution Rate4            8.83%
30-Day Standardized Yield5                       4.66%
Equivalent Taxable Yield4                        8.66%
-------------------------------------------------------------------------------


1. Cumulative total returns measure the change in value of an investment over the periods indicated and do not include the current, maximum 2.25% initial sales charge. See note below.

2. Average annual total returns represent the average annual change in value of an investment over the periods indicated and reflect the current, maximum 2.25% initial sales charge. See note below.

3. Distribution rate is based on an annualization of the fund's current 4.4 cents per share monthly dividend and the maximum offering price of $11.11 on December 31, 1995.

4. Equivalent taxable distribution rate and yield assume the 1995 maximum combined federal and California state personal income tax bracket of 46.2% based on the 39.6% federal income tax rate.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended December 31, 1995.

Note: All total return calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The fund's manager has agreed in advance to waive a portion of the management fees, which reduces operating expenses and increases distribution rate, yield and total return to shareholders. Without this waiver, the fund's distribution rate and total return would have been lower, and yield for the period would have been 4.30%. The fee waiver may be discontinued at any time upon advance notice to the fund's Board of Trustees.

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

Fund Objective:
Seeks to provide shareholders with a high level of current income exempt from regular federal and California state personal income taxes, along with preservation of capital and liquidity, by investing in a portfolio of short-term municipal debt securities issued in California. The fund is managed to maintain a $1.00 share price.*

On December 31, 1995, the fund's seven-day effective yield, which assumes the compounding of daily dividends, was 3.79%, and the fund's seven-day annualized yield was 3.72%. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment. As shown in the chart to the right, if you are in the maximum combined federal and California state personal income tax bracket of 46.2%, your fund's annualized rate was equivalent to a taxable yield of 6.92%.

GRAPHIC MATERIAL 5 OMMITTED - SEE APPENDIX AT END OF DOCUMENT

During the six-month reporting period, we continued to emphasize liquidity and safety by purchasing only the highest-quality securities available to money market portfolios.

*An investment in the fund is neither insured nor guaranteed by the U.S. government. There is no assurance that the $1.00 per share price will be maintained.

By December 31, 1995, the fund's average maturity was relatively long at 37 days, identical to its maturity six months earlier. We were able to lock in higher yields for an extended period of time, increasing the fund's effective yield to 3.79% on December 31, 1995, from 3.42% on June 30, 1995.

We will continue to manage the fund for high quality and liquidity, as we anticipate slow economic growth, subdued inflation and level to declining interest rates. As a result, the fund's average maturity may remain close to its present length, to protect it against a further decline in rates.

Performance Summary

California Tax-Exempt Money Fund
Periods ended December 31, 1995

-------------------------------------------------------------------------------
Seven-day annualized yield          3.72%
Equivalent taxable yield2           6.92%
Seven-day effective yield1          3.79%
-------------------------------------------------------------------------------

1. The seven-day effective yield assumes the compounding of daily dividends.

2. Equivalent taxable yield assumes the 1995 maximum combined federal and California state personal income tax bracket of 46.2%, based on the maximum federal income tax rate of 39.6%.

Annualized and effective yields are for the seven days ended December 31, 1995. Yields reflect fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation - just as high inflation usually results in higher yields, low inflation often results in lower yields. Past performance does not guarantee future results.






FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments in Securities and Net Assets, December 31, 1995
 (unaudited)


    Face                                                                                               Value
   Amount       Franklin California Insured Tax-Free Income Fund                                     (Note 1)
                 Long Term Investments98.8%
                Bonds98.4%


$  1,000,000    Alameda COP, Police Building and Equipment Financing Project, MBIA Insured,
                 7.25%, 08/01/15..............................................................       $ 1,114,710
   2,000,000    Alameda County COP, Municipal Custody Receipts, Series 1, BIG Insured,
                 Pre-Refunded, 7.25%, 12/01/07................................................         2,300,540
   1,000,000    Alameda County Water District Revenue COP, Water System Project, FGIC Insured,
                 6.00%, 06/01/20 .............................................................         1,045,990
  10,730,000    Alhambra COP, Police Facilities AD No. 91-1, AMBAC Insured, 6.75%, 09/01/23 ..        11,740,015
   1,000,000    Anaheim COP, AMBAC Insured, Pre-Refunded, 6.75%, 10/01/10 ....................         1,124,940
                Anaheim COP,
   3,240,000     Anaheim Memorial Hospital, AMBAC Insured, Pre-Refunded, 7.25%, 05/15/20......         3,684,107
   3,000,000     Anaheim Public Improvement Corp., Refunding, BIG Insured, 6.70%, 08/01/08....         3,072,210
                Anaheim Public Financing Authority Revenue, Refunding, Anaheim Electric
                 Utility Projects,
   3,825,000     MBIA Insured, 5.60%, 10/01/16................................................         3,860,305
   2,000,000     MBIA Insured, 5.625%, 10/01/22...............................................         2,022,060
   3,000,000    Antioch Area Public Facilities Financing Agency, Special Tax Allocation, CFD,
                 1989-1, Refunding, FGIC Insured, 5.375%, 08/01/13 ...........................         3,000,870
   3,485,000    Apple Valley USD, COP, MBIA Insured, Pre-Refunded, 6.875%, 09/01/21 ..........         3,986,004
   1,985,000    Arcadia GO, USD, Series B, FGIC Insured, 5.875%, 07/01/20 ....................         2,061,482
   5,690,000    Arcata Joint Powers Financing Authority Revenue, Tax Allocation, Community
                 Development Project, Series A, AMBAC Insured, 6.00%, 08/01/23 ...............         5,976,093
   3,080,000    Azusa Public Financing Authority Revenue, Refunding, Water System Acquisition
                 Project, Series A, FGIC Insured, 5.50%, 07/01/13 ............................         3,109,445
   4,150,000    Bakersfield Hospital Revenue, Refunding, Adventist Health System, MBIA Insured,
                 5.50%, 03/01/19 .............................................................         4,158,508
                Baldy Mesa Water District, COP, Water System Improvement Project,
     760,000     AMBAC Insured, 6.40%, 08/01/17...............................................           812,949
   1,170,000     AMBAC Insured, 6.45%, 08/01/24...............................................         1,254,100
   2,000,000    Barstow RDA, Tax Allocation, Central Redevelopment Project, Series A,
                 MBIA Insured, 6.25%, 09/01/22 ...............................................         2,141,240
  10,775,000    Bay Area Government Association, RDAR, Tax Allocation, Pool A2, CGIC Insured,
                 6.60%, 12/15/24 .............................................................        11,962,621
   2,995,000    Benicia COP, Refunding, Water System Project, AMBAC Insured, 6.125%, 11/01/17.         3,137,652
   5,900,000    Benicia USD, Series A, AMBAC Insured, 6.85%, 08/01/16 ........................         6,523,748
                Berkeley COP,
   1,270,000     AMBAC Insured, 7.50%, 06/01/19...............................................         1,385,799
   2,400,000     Civic Improvement Corp., AMBAC Insured, 7.00%, 06/01/15......................         2,482,488
                Big Bear Lake Water Revenue, Refunding,
     720,000     FGIC Insured, 6.25%, 04/01/12................................................           771,430
   4,400,000     FGIC Insured, 6.375%, 04/01/22...............................................         4,731,100

                Brea Public Finance Authority Revenue, Tax Allocation, Redevelopment Project,
$  1,520,000     Series A, MBIA Insured, 7.00%, 08/01/15......................................       $ 1,695,621
   1,550,000     Series A, MBIA Insured, 6.75%, 08/01/22......................................         1,686,602
  12,410,000     Series A, MBIA Insured, 7.00%, 08/01/23......................................        13,747,550
   3,480,000     Series A, MBIA Insured, Pre-Refunded, 7.00%, 08/01/15........................         3,996,119
   7,445,000     Series A, MBIA Insured, Pre-Refunded, 7.00%, 08/01/23........................         8,549,168
   2,155,000    Buellton USD, Series A, MBIA Insured, 6.375%, 07/01/17 .......................         2,308,695
   2,000,000    Burbank PCR, Wastewater Treatment, Series A, FGIC Insured, 5.50%, 06/01/25 ...         2,004,920
     665,000    Burbank Waste Disposal Revenue, Series B, AMBAC Insured, 6.00%, 05/01/22 .....           690,762
   2,100,000    Calaveras County Water District, COP, AMBAC Insured, Pre-Refunded,
                 7.10%, 01/01/15 .............................................................         2,357,229
   3,950,000    Calaveras County Water District Revenue, Refunding, COP, Water and Sewer
                 System Improvement Project, AMBAC Insured, 6.00%, 05/01/16 ..................         4,144,893
   1,795,000    Calexico CRDA Revenue, Tax Allocation, Refunding, Merged Central Business
                 and Residential, CGIC Insured, 5.85%, 08/01/15 ..............................         1,845,224
                California Educational Facilities Authority Revenue,
   3,500,000     Pooled Facilities Program, MBIA Insured, 6.70%, 11/01/09.....................         3,619,560
   1,800,000     Pooled Facilities Program, MBIA Insured, 7.625%, 11/01/12....................         1,941,426
   1,000,000     Pooled Facilities Program, MBIA Insured, 7.00%, 03/01/16.....................         1,099,560
                California Health Facilities Financing Authority Revenue,
   3,000,000     Adventist Health Systems West, Series A, MBIA Insured, 7.00%, 03/01/13.......         3,327,660
   5,065,000     Adventist Health Systems West, Series B, MBIA Insured, 6.75%, 03/01/14.......         5,500,691
   3,900,000     Catholic Health Care, Series A, AMBAC Insured, Pre-Refunded, 7.00%, 07/01/06.         4,325,373
   8,405,000     Catholic Health Care, Series A, AMBAC Insured, Pre-Refunded, 7.00%, 07/01/20.         9,321,733
   7,605,000     Centinela Hospital Medical Center, MBIA Insured, 6.50%, 09/01/08.............         8,389,608
   4,000,000     Marin General Hospital, Series A, CGIC Insured, 7.00%, 08/01/15..............         4,383,720
  11,110,000     San Diego Hospital Association, MBIA Insured, 6.625%, 05/01/19...............        11,742,937
   2,425,000     San Diego Hospital Association, Series A, MBIA Insured, 6.20%, 08/01/12......         2,570,282
   4,850,000     San Diego Hospital Association, Series A, MBIA Insured, 6.20%, 08/01/20......         5,123,443
   3,500,000     Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%, 10/01/12...........         3,781,260
   3,000,000     Sharp Temecula Hospital, MBIA Insured, 7.05%, 08/01/21.......................         3,346,080
                California HFAR,
   1,315,000     Series A, MBIA Insured, 7.15%, 08/01/11......................................         1,421,489
   4,100,000     Series A, MBIA Insured, 8.20%, 02/01/20......................................         4,343,048
   3,450,000     Series A, MBIA Insured, 7.20%, 02/01/26......................................         3,704,990
   1,815,000     Series B, MBIA Insured, 6.80%, 08/01/11......................................         1,979,167
     245,000     Series B, MBIA Insured, 8.625%, 08/01/15.....................................           253,727
   6,500,000    California PCR, Financing Authority, San Diego Gas & Electric, Series A, MBIA
                 Insured, 5.85%, 06/01/21.....................................................         6,607,640


$  9,610,000    California Public Capital Improvement Financing Authority Revenue, Pooled Projects,
                 Series B, BIG Insured, 8.10%, 03/01/18 ......................................      $ 10,423,871
   2,500,000    California State Department of Water Resources Revenue, Central Valley Project,
                 Water Systems, Series J-3, MBIA Insured, 5.50%, 12/01/22.....................         2,509,125
                California State GO,
   9,000,000     AMBAC Insured, 6.30%, 09/01/06...............................................        10,179,540
   2,255,000     FGIC Insured, 6.00%, 08/01/19................................................         2,377,672
   3,500,000     FGIC Insured, 6.00%, 05/01/20................................................         3,686,900
   1,000,000     Various Purposes, MBIA Insured, 6.00%, 10/01/21..............................         1,046,940
                California State Loan Purchase Authority Revenue, Loan Contract,
   2,000,000     Series A, CGIC Insured, 7.75%, 10/01/08......................................         2,216,440
   3,365,000     Series A, CGIC Insured, Pre-Refunded, 7.80%, 10/01/18........................         3,749,317
   3,000,000    California State Public Works, Board Lease Revenue, University of California
                 Project, Series A, AMBAC Insured, 6.40%, 12/01/16 ...........................         3,254,070
                California State University and Colleges, Student Union Revenue,
   1,310,000     Bakersfield, Series A, MBIA Insured, 6.30%, 11/01/22.........................         1,404,124
   2,375,000     San Bernardino, Series B, MBIA Insured, 6.30%, 02/01/22......................         2,549,539
   1,500,000    California State University, Fresno Revenue, Auxiliary Residence Student Project,
                 MBIA Insured, 6.25%, 02/01/17 ...............................................         1,607,625
                Cambria Community Services District Revenue,
   1,000,000     COP, Wastewater Treatment System Upgrade, MBIA Insured, 6.90%, 11/01/24......         1,145,530
   1,330,000     Water and Wastewater, Refunding, Series A, MBIA Insured, 6.00%, 05/01/15.....         1,400,291
   2,485,000    Carpinteria Sanitation District, Capital Facilities Revenue, FGIC Insured,
                 6.25%, 07/01/14..............................................................         2,657,260
   2,000,000    Castaic Lake Water Agency, COP, Water System Improvement Project, MBIA
                 Insured, Pre-Refunded, 7.125%, 08/01/16 .....................................         2,274,180
   1,830,000    Central Basin Municipal Water District, COP, Century Reclamation Program,
                 FGIC Insured, Pre-Refunded, 6.875%, 02/01/16 ................................         2,042,408
                Central Coast Water Authority Revenue, System Water Project, Regional Facilities,
   2,500,000     AMBAC Insured, 6.50%, 10/01/14...............................................         2,744,950
   4,650,000     AMBAC Insured, 6.60%, 10/01/22...............................................         5,131,926
   3,035,000    Central School District, San Bernardino County, AMBAC Insured, 5.60%, 05/01/16         3,085,411
                Central Union High School District, Imperial County,
     890,000     Series A, AMBAC Insured, 5.50%, 08/01/17.....................................           898,526
   1,005,000     Series A, AMBAC Insured, 5.50%, 08/01/18.....................................         1,014,628
   5,000,000    Cerritos Public Financing Authority Revenue, Los Coyotes Redevelopment Project,
                 Series A, AMBAC Insured, 5.75%, 11/01/22 ....................................         5,104,850
     815,000    Chico Public Financing Authority Revenue, Southeast Chico Redevelopment Project,
                 Series A, FGIC Insured, 6.625%, 04/01/21 ....................................           875,921


$  2,000,000    Chino Basin Regional Financing Authority Revenue, Refunding, Municipal Water
                 District, Sewer System Project, AMBAC Insured, 6.00%, 08/01/16 ..............       $ 2,108,800
   3,590,000    Chino COP, RDA, Refunding, Water System Improvement Project, AMBAC Insured,
                 6.20%, 09/01/18 .............................................................         3,834,300
   6,250,000    Chino, Ontario, Upland, Water Facilities Authority, COP, Refunding, Agua de
                 Lejos Projects, Series A, FGIC Insured, 6.75%, 10/01/11 .....................         6,461,500
   2,940,000    Chula Vista Elementary School District, COP, MBIA Insured, 6.60%, 08/01/16 ...         3,093,203
   3,945,000    Chula Vista Public Finance Authority, Local Agency Revenue, Series 1995-A,
                 CGIC Insured, 6.125%, 09/02/14 ..............................................         4,197,046
   1,000,000    Clayton RDAR, Tax Allocation, Clayton Redevelopment Project, CGIC Insured,
                 5.55%, 08/01/20 .............................................................         1,005,850
   1,500,000    Coachella Valley Recreation and Park District, 1915 ACT, Refunding,
                 Reassessment District No. 94-1, MBIA Insured, 6.20%, 09/02/16 ...............         1,606,215
   1,350,000    Colton Joint USD, CFD, Special Tax, Refunding, Southridge Village, Phase III,
                 CGIC Insured, 5.90%, 09/01/14 ...............................................         1,385,343
     975,000    Concord RDA, Tax Allocation, Concord Center Redevelopment Project, AMBAC
                 Insured, Pre-Refunded, 8.875%, 07/01/16 .....................................         1,018,992
                Contra Costa County COP,
   1,250,000     Buildings Acquisition Project, AMBAC Insured, 6.70%, 02/01/21................         1,330,550
   1,000,000     Public Facilities Corp., BIG Insured, 7.80%, 06/01/08........................         1,123,030
   2,385,000    Contra Costa Mosquito Abatement District, COP, Refunding, Public Improvements
                 Project, CGIC Insured, 6.25%, 02/01/06 ......................................         2,562,778
   5,425,000    Coronado CDA, Tax Allocation, Coronado Community Development Project,
                 MBIA Insured, 6.375%, 09/01/23 ..............................................         5,795,365
   4,500,000    Covina COP, Housing Revenue, AMBAC Insured, 7.00%, 03/01/17 ..................         4,704,390
   1,105,000    Delano USD, Series A, CGIC Insured, 6.10%, 05/01/17 ..........................         1,163,466
                Desert Hot Springs RDA, Tax Allocation, Refunding, Redevelopment Project No. 1,
   2,000,000     Series A, MBIA Insured, 5.35%, 09/01/14......................................         1,995,160
   2,735,000     Series A, MBIA Insured, 5.375%, 09/01/19.....................................         2,718,481
   1,500,000    Desert Sands USD, COP, Capital Projects, FSA Insured, 5.75%, 03/01/20 ........         1,522,080
   4,155,000    Dublin-San Ramon Services District, COP, AMBAC Insured, 7.00%, 12/01/20 ......         4,583,422
                East Bay MUD, Wastewater Treatment System Revenue,
   1,000,000     AMBAC Insured, Pre-Refunded, 7.125%, 06/01/17................................         1,133,190
   2,000,000     AMBAC Insured, Pre-Refunded, 7.20%, 06/01/20.................................         2,272,360
                East Bay MUD, Water System Revenue,
   6,000,000     AMBAC Insured, 6.50%, 06/01/20...............................................         6,616,380
   5,000,000     MBIA Insured, Pre-Refunded, 7.50%, 06/01/18..................................         5,740,700
   1,000,000     Refunding, FGIC Insured, 6.00%, 06/01/20.....................................         1,045,560


                Eastern Municipal Water and Sewer District Revenue, COP,
$  1,000,000     FGIC Insured, Pre-Refunded, 6.75%, 07/01/08..................................       $ 1,134,530
   1,400,000     Refunding, Series A, FGIC Insured, 6.30%, 07/01/20...........................         1,471,666
   1,000,000    El Centro COP, AMBAC Insured, 6.875%, 06/01/09 ...............................         1,038,150
   5,960,000    El Cerrito RDA, Tax Allocation, Refunding, Redevelopment Project, Series A,
                 CGIC Insured, 6.80%, 07/01/19 ...............................................         6,439,720
   6,900,000    Eureka Public Financing Authority Revenue, Tax Allocation, Eureka Redevelopment
                 Project, CGIC Insured, Pre-Refunded, 7.40%, 11/01/12 ........................         7,633,815
     905,000    Fairfield COP, Refunding, Fairfield Utility Improvement Project, FGIC Insured,
                 7.35%, 04/01/15 .............................................................           929,516
                Fairfield Public Financing Authority Revenue,
   2,000,000     Fairfield Redevelopment Project, Series C, CGIC Insured, 5.25%, 08/01/13.....         1,950,620
   5,000,000     Fairfield Redevelopment Project, Series C, CGIC Insured, 5.50%, 08/01/23.....         4,950,700
   4,750,000     Municipal Park, ID No. 1, FGIC Insured, 6.30%, 07/01/23......................         5,064,688
   4,300,000     Refunding, Series B, MBIA Insured, 5.80%, 04/01/23...........................         4,401,437
   1,265,000    Farmersville USD, Series A, AMBAC Insured, 5.70%, 07/01/18 ...................         1,290,996
   2,525,000    Fillmore Public Financing Authority Revenue, Refunding, Central City
                 Redevelopment Project, Series A, AMBAC Insured, 5.75%, 10/01/16 .............         2,607,517
                Folsom Public Financing Authority Revenue, Refunding,
   2,000,000     AMBAC Insured, 6.00%, 10/01/08...............................................         2,137,120
   1,000,000     AMBAC Insured, 6.00%, 10/01/12...............................................         1,054,090
   3,400,000     AMBAC Insured, 6.00%, 10/01/19...............................................         3,559,596
   5,850,000    Fontana RDA, Tax Allocation, Refunding, Southwest Industrial Park Project,
                 FGIC Insured, 6.125%, 09/01/25 ..............................................         6,178,946
   1,000,000    Fresno COP, City Hall Refinancing Project, AMBAC Insured, 6.25%, 08/01/19 ....         1,053,000
   7,140,000    Fresno Water System Revenue Water Remediation Project, Series A, FGIC Insured,
                 5.875%, 06/01/20 ............................................................         7,395,398
   1,780,000    Fruitvale School District, Series B, MBIA Insured, 6.00%, 08/01/20 ...........         1,856,166
   1,000,000    Fulton El Camino Recreational and Park District, COP, Series A, CGIC Insured,
                 Pre-Refunded, 6.375%, 12/01/11 ..............................................         1,107,200
   1,000,000    Glendale Hospital Revenue, Refunding, Adventist Health, Series A, MBIA Insured,
                 6.75%, 03/01/13 .............................................................         1,086,020
                Glendale RDAR, Tax Allocation, Refunding, Central Glendale Redevelopment Project,
   1,500,000     AMBAC Insured, 5.50%, 12/01/14...............................................         1,509,015
   4,255,000     AMBAC Insured, 5.60%, 12/01/17...............................................         4,296,614
   4,490,000     AMBAC Insured, 5.60%, 12/01/18...............................................         4,533,912
   9,775,000     AMBAC Insured, 6.00%, 12/01/20...............................................        10,204,611
   1,000,000    Goleta Water District Revenue, Refunding, COP, Goleta Reclamation Project,
                 FGIC Insured, 5.50%, 12/01/12 ...............................................         1,013,670


$  2,000,000    Grossmont Hospital District Revenue, La Mesa, Series A, MBIA Insured,
                 Pre-Refunded, 8.00%, 11/15/17 ...............................................       $ 2,181,200
   1,000,000    Hercules COP, Refunding, Capital Improvement Projects, AMBAC Insured,
                 6.00%, 06/01/15 .............................................................         1,051,780
   3,425,000    Hesperia Water District, COP, Refunding, Water Facilities Improvement Projects,
                 FGIC Insured, 7.15%, 06/01/26 ...............................................         3,897,821
   5,875,000    Imperial Irrigation District, COP, Electric System Project, MBIA Insured,
                 6.00%, 11/01/15 .............................................................         6,200,005
   2,260,000    Industry, City of, Public Works & Capital Improvement, FGIC Insured, Pre-Refunded,
                 6.80%, 07/01/15 .............................................................         2,491,944
   8,535,000    Kern County Board of Education, COP, Administration Building Financing Project,
                 MBIA Insured, 6.20%, 02/01/23 ...............................................         8,841,833
                Kern County High School District,
   1,535,000     CGIC Insured, 6.625%, 08/01/14...............................................         1,779,403
   1,400,000     CGIC Insured, 6.625%, 08/01/15...............................................         1,629,852
   3,460,000    King City Joint Union High School District, Series A, AMBAC Insured,
                 6.30%, 08/01/19 .............................................................         3,690,471
   3,080,000    La Mirada RDA, Industrial Commercial Redevelopment Project, Series A,
                 MBIA Insured, 6.60%, 08/15/21 ...............................................         3,320,363
                Lake Arrowhead Community Services District, COP, Refunding,
   7,600,000     FGIC Insured, 6.125%, 06/01/05...............................................         8,319,036
  14,000,000     FGIC Insured, 6.50%, 06/01/15................................................        15,205,680
   4,000,000     San Bernardino County, Series C, BIG Insured, Pre-Refunded, 7.80%, 09/01/10..         4,326,240
                Lake Elsinore Public Financing Authority Revenue, Tax Allocation, Lake Elsinore
                 Redevelopment Projects,
   3,000,000     Series A, CGIC Insured, 5.65%, 09/01/15......................................         3,039,930
   1,750,000     Series A, CGIC Insured, 5.80%, 09/01/25......................................         1,773,135
   1,255,000     Series A, FGIC Insured, 6.25%, 02/01/19......................................         1,314,838
  12,840,000     Series C, FGIC Insured, 6.625%, 02/01/17.....................................        13,750,870
   2,500,000    Lakewood RDA, Subordinate Tax Allocation, Refunding, Town Center
                 Redevelopment Project, CGIC Insured, Pre-Refunded, 8.50%, 09/01/13 ..........         2,729,625
   3,000,000    Lakewood RDA, Tax Allocation, Refunding, Redevelopment Project No. 1, Series A,
                 CGIC Insured, 6.50%, 09/01/17 ...............................................         3,255,930
                Lancaster RDA, Tax Allocation,
   1,330,000     Combination Redevelopment Project Areas, Library, MBIA Insured,
                 5.75%, 08/01/23..............................................................         1,352,437
   2,020,000     Combination Redevelopment Project, Fire Protection, MBIA Insured,
                 5.75%, 08/01/23..............................................................         2,054,077
  11,245,000     Refunding, Lancaster Redevelopment Project No. 5, MBIA Insured,
                 6.85%, 02/01/19..............................................................        12,251,765
                Lincoln RDA, Tax Allocation, Local Government Finance Authority Revenue,


$  1,500,000     AMBAC Insured, 9.00%, 08/01/11...............................................       $ 1,673,235
     470,000     AMBAC Insured, 9.00%, 08/01/12...............................................           523,777
   2,425,000    Lincoln USD, CFD No. 1, AMBAC Insured, 6.90%, 09/01/21 .......................         2,670,944
   1,250,000    Livermore Public Building COP, AMBAC Insured, 7.05%, 04/01/17 ................         1,357,963
   2,000,000    Local Government Finance Authority Revenue, Refunding, Bunker Hill Project,
                 AMBAC Insured, Pre-Refunded, 6.75%, 12/01/14 ................................         2,219,800
   8,800,000    Lodi COP, Refunding, Wastewater Treatment Project, AMBAC Insured,
                 6.70%, 08/01/26 .............................................................         9,949,720
                Loma Linda Hospital Revenue, Loma Linda University Medical Center Project,
   1,910,000     Refunding, Series B, AMBAC Insured, 7.00%, 12/01/15..........................         2,088,318
   2,500,000     Series B, MBIA Insured, Pre-Refunded, 7.00%, 12/01/10........................         2,848,200
   2,500,000    Long Beach RDA, Refunding, Downtown Redevelopment Project, Series A,
                 AMBAC Insured, Pre-Refunded, 7.75%, 11/01/10 ................................         2,789,000
   3,500,000    Los Angeles Convention and Exhibition Center, COP, AMBAC Insured,
                 Pre-Refunded, 7.00%, 08/15/21 ...............................................         3,964,730
   3,000,000    Los Angeles County Capital Assets Leasing Corp., Leasehold Revenue, Refunding,
                 AMBAC Insured, 6.00%, 12/01/16 ..............................................         3,143,070
   8,050,000    Los Angeles County COP, Correctional Facilities Project, MBIA Insured,
                 6.50%, 09/01/13 .............................................................         8,631,693
   5,825,000    Los Angeles County COP, Refunding, San Pedro Peninsula Hospital Project,
                 AMBAC Insured, 6.25%, 05/01/15 ..............................................         6,131,512
   2,000,000    Los Angeles County Transit Common Sales Tax Revenue, Proposition C, Series A,
                 MBIA Insured, 6.00%, 07/01/23 ...............................................         2,091,940
                Los Angeles County Transportation Authority Revenue, Commission Sales Tax,
  15,000,000     FGIC Insured, Pre-Refunded, 6.75%, 07/01/18..................................        17,017,950
   1,440,000     Series A, FGIC Insured, Pre-Refunded, 6.75%, 07/01/20........................         1,633,723
   2,740,000     Series B, FGIC Insured, 6.50%, 07/01/13......................................         2,953,693
   5,025,000     Series B, FGIC Insured, 6.50%, 07/01/15......................................         5,416,900
   3,200,000    Los Angeles CRDA, Tax Allocation, Hollywood Redevelopment Project, Series B,
                 MBIA Insured, 6.10%, 07/01/22 ...............................................         3,357,600
                Los Angeles Department of Water and Power, Electric Plant Revenue,
  17,215,000     FGIC Insured, 6.125%, 01/15/33...............................................        18,072,135
   2,000,000     MBIA Insured, 6.00%, 08/15/32................................................         2,078,860
   3,500,000     Refunding, FGIC Insured, 6.00%, 02/01/28.....................................         3,654,280
   6,875,000    Los Angeles Department of Water and Power, Waterworks Revenue, Second Issue,
                 FGIC Insured, 6.40%, 11/01/31 ...............................................         7,361,200
                Los Angeles Harbor Department Revenue,
   3,790,000     Series B, AMBAC Insured, 6.60%, 08/01/14.....................................         4,142,849
   2,000,000     Series B, AMBAC Insured, 6.60%, 08/01/15.....................................         2,146,740
                Los Angeles Mortgage Revenue, Refunding,


$  2,000,000     Series I, MBIA Insured, 6.50%, 07/01/22......................................       $ 2,162,600
   4,735,000     Series II-E, MBIA Insured, 5.625%, 07/01/22..................................         4,673,966
                Los Angeles Wastewater System Revenue,
   1,000,000     FGIC Insured, 6.70%, 08/01/12................................................         1,074,010
   2,000,000     MBIA Insured, Pre-Refunded, 7.00%, 02/01/13..................................         2,201,180
   2,000,000     Refunding, Series A, MBIA Insured, 5.70%, 06/01/20...........................         2,033,360
   5,500,000     Series A, MBIA Insured, Pre-Refunded, 7.10%, 02/01/21........................         6,068,975
   3,250,000     Series B, AMBAC Insured, 6.00%, 06/01/22.....................................         3,398,070
   6,130,000     Series B, AMBAC Insured, Pre-Refunded, 7.10%, 06/01/18.......................         6,805,465
  15,000,000     Series D, MBIA Insured, Pre-Refunded, 6.70%, 12/01/21........................        16,891,500
   4,000,000    Lynwood Public Financing Authority Revenue, Series A, AMBAC Insured,
                 5.75%, 09/01/18 .............................................................         4,082,800
   4,000,000    Madera RDA, Tax Revenue, Refunding, Madera Redevelopment Project Area,
                 CGIC Insured, 5.80%, 09/01/23 ...............................................         4,067,640
   4,500,000    Marysville Hospital Revenue, Fremont Rideout Health Group, AMBAC Insured,
                 6.30%, 01/01/22 .............................................................         4,762,440
                Menlo Park CDA, Tax Allocation, Las Pulgas Community Project,
  13,265,000     AMBAC Insured, 6.625%, 10/01/21..............................................        14,538,573
   3,095,000     AMBAC Insured, 6.70%, 10/01/22...............................................         3,395,927
   5,600,000    Mesa Construction Water District COP, Water Project, FGIC Insured,
                 6.40%, 03/15/18 .............................................................         6,011,432
                Modesto COP,
   2,000,000     Municipal Improvement, FGIC Insured, Pre-Refunded, 7.30%, 11/01/20...........         2,207,420
   5,000,000     Water System Improvement Project, AMBAC Insured, 6.25%, 10/01/22.............         5,275,200
                Modesto Health Facilities Revenue, Memorial Hospital Association,
   5,565,000     Refunding, Series A, MBIA Insured, 6.00%, 06/01/18...........................         5,800,066
   1,500,000     Series 1991, MBIA Insured, 6.875%, 06/01/21..................................         1,641,990
                Modesto Irrigation District COP,
   6,745,000     Crossover Refunding, Geysers Geothermal Power Project, BIG Insured,
                 5.00%, 10/01/17..............................................................         6,385,154
   3,000,000     Refunding & Capital Improvements Projects, Series A, MBIA Insured,
                 6.00%, 10/01/21..............................................................         3,092,010
                Modesto Irrigation District, Financing Authority Revenue, Domestic Water Project,
   2,000,000     Series A, AMBAC Insured, 6.125%, 09/01/19....................................         2,103,280
   2,500,000     Series C, AMBAC Insured, 5.75%, 09/01/22.....................................         2,570,400
   4,000,000    Modesto Wastewater Treatment Facilities Revenue, Refunding, AMBAC Insured,
                 8.00%, 11/01/07 .............................................................         4,211,720
   2,000,000    Monrovia RDA, Public Parking Facilities, Lease Revenue, Refunding, Series A,
                 AMBAC Insured, 5.20%, 04/01/13 ..............................................         1,961,900


$    720,000    Montebello USD, COP, Series B, MBIA Insured, 7.25%, 06/01/10 .................         $ 808,013
   3,215,000    Monterey County, COP, Refunding, Sheriffs Facilities Project, CGIC Insured,
                 5.25%, 12/01/17 .............................................................         3,125,141
   1,750,000    Morgan Hill RDAR, Tax Allocation, Ojo de Agua Community Development Project,
                 FGIC Insured, Pre-Refunded, 7.875%, 03/01/11 ................................         1,796,603
                Moulton Niguel Water District,
   1,420,000     AMBAC Insured, Pre-Refunded, 7.25%, 04/01/16.................................         1,610,351
   3,310,000     COP, AMBAC Insured, 5.375%, 09/01/13.........................................         3,310,960
   2,280,000     Refunding, Consolidated Improvement Districts, MBIA Insured, 5.25%, 09/01/13.         2,248,855
   1,500,000    Mountain View COP, Improvement Financing Authority Revenue, City Hall/
                 Community Theatre, MBIA Insured, 6.50%, 08/01/16 ............................         1,614,270
   2,535,000    Mountain View School District, Refunding, CFD, Special Tax, Series A, CGIC
                 Insured, 7.25%, 10/01/11 ....................................................         2,818,058
   1,000,000    Mt. Diablo Hospital District Revenue, Series A, AMBAC Insured, Pre-Refunded,
                 7.00%, 12/01/17 .............................................................         1,139,280
                Mt. Diablo USD, CFD No. 1, Special Tax,
     500,000     AMBAC Insured, 6.25%, 08/01/14...............................................           533,430
   1,000,000     CGIC Insured, 6.00%, 08/01/24................................................         1,053,730
   1,000,000     FGIC Insured, 7.05%, 08/01/20................................................         1,110,970
   2,000,000    National City Joint Powers Authority, Lease Revenue, National City Police
                 Facilities Project, AMBAC Insured, 6.75%, 10/01/17 ..........................         2,190,120
                North City West School Facilities, Financing Authority, Special Tax, Refunding,
   1,260,000     Series B, CGIC Insured, 5.75%, 09/01/15......................................         1,297,624
   2,500,000     Series B, CGIC Insured, 6.00%, 09/01/19......................................         2,608,050
                North Tahoe PUD, COP, Refunding & Improvement, Water System Project,
     545,000     AMBAC Insured, 5.15%, 02/01/10...............................................           543,894
     570,000     AMBAC Insured, 5.20%, 02/01/11...............................................           568,792
     600,000     AMBAC Insured, 5.25%, 02/01/12...............................................           598,680
     630,000     AMBAC Insured, 5.30%, 02/01/13...............................................           628,564
     665,000     AMBAC Insured, 5.35%, 02/01/14...............................................           663,437
   5,000,000    Northern California Power Agency Revenue, Multiple Capital Facilities, Series A,
                 MBIA Insured, 6.50%, 08/01/12 ...............................................         5,467,250
                Northern California Power Agency Revenue, Refunding, Public Power
                 Hydroelectric Project No. 1,
   3,200,000     AMBAC Insured, Pre-Refunded, 7.50%, 07/01/23.................................         4,097,984
   5,000,000     Series A, AMBAC Insured, Pre-Refunded, 7.50%, 07/01/23.......................         5,193,650
                Northern California Transmission Revenue, California/Oregon Transmission Project,
   2,500,000     Series A, MBIA Insured, 6.25%, 05/01/10......................................         2,694,125
   4,000,000     Series A, MBIA Insured, 6.50%, 05/01/16......................................         4,364,120
   5,500,000     Series A, MBIA Insured, 5.25%, 05/01/20......................................         5,410,515
                Northern California Transmission Revenue, California/Oregon
                 Transmission Project, (cont.)


$ 12,405,000     Series A, MBIA Insured, 6.00%, 05/01/24......................................      $ 12,851,828
   4,000,000     Series A, MBIA Insured, Pre-Refunded, 7.00%, 05/01/10........................         4,488,560
  18,050,000     Series A, MBIA Insured, Pre-Refunded, 7.00%, 05/01/24........................        20,254,627
   5,810,000    Norwalk Community Facilities Financing Authority, Lease Revenue, MBIA Insured,
                 6.90%, 02/01/21 .............................................................         6,313,843
   4,000,000    Oakland Special Revenue, Refunding, Series A, FGIC Insured, 7.60%, 08/01/21 ..         4,403,440
   3,940,000    Oceanside Community Development COP, Public Parking Project, CGIC Insured,
                 Pre-Refunded, 7.875%, 04/01/19 ..............................................         4,870,549
                Oceanside COP,
   4,715,000     Corporation Yard Project, AMBAC Insured, Pre-Refunded, 7.30%, 08/01/21.......         5,558,938
   1,000,000     Refunding, Civic Center Project, MBIA Insured, 5.75%, 08/01/15...............         1,028,050
   5,000,000     Wateruse Finance Association of California, Series A, AMBAC Insured,
                 6.50%, 10/01/17..............................................................         5,444,850
  10,000,000    Ontario Redevelopment Financing Authority Revenue, Ontario Redevelopment
                 Project No. 1, MBIA Insured, 5.80%, 08/01/23 ................................        10,183,200
                Orange County CFD No. 86-1, Special Tax, Rancho Santa Margarita,
   5,000,000     Series A, CGIC Insured, 7.30%, 08/15/09......................................         5,464,400
  10,000,000     Series A, CGIC Insured, Pre-Refunded, 7.625%, 07/01/18.......................        11,032,700
                Orange County COP,
  11,250,000     Civic Center Expansion Project, AMBAC Insured, 6.70%, 08/01/18...............        12,157,763
   4,770,000     Juvenile Justice Center Facilities, AMBAC Insured, 6.375%, 06/01/11..........         5,041,079
   5,000,000     Juvenile Justice Center Facilities, AMBAC Insured, 6.00%, 06/01/17...........         5,159,400
   3,500,000    Orange County Financing Authority Revenue, Tax Allocation, Refunding, Series A,
                 MBIA Insured, 6.50%, 09/01/22 ...............................................         3,722,740
   4,875,000    Orange County Sanitation District, FGIC Insured, Pre-Refunded, 6.75%, 08/01/13         5,538,146
   5,200,000    Orange RDAR, Tax Allocation, Refunding, Southwest Redevelopment Project,
                 Series A, AMBAC Insured, 5.70%, 10/01/23 ....................................         5,253,560
                Oroville Public Finance Authority, Tax Allocation Revenue,
   1,245,000     Oroville Redevelopment Project No. 1, AMBAC Insured, 5.90%, 09/15/21.........         1,296,145
   2,890,000     Oroville Redevelopment Project No. 1, AMBAC Insured, 6.10%, 09/15/23.........         3,058,314
   1,185,000    Otay Water District, COP, Water Facilities Project, MBIA Insured, 5.60%, 09/01/14      1,206,804
   5,000,000    Oxnard Financing Authority, Solid Waste Revenue, AMBAC Insured,
                 6.00%, 05/01/16 .............................................................         5,199,600
                Oxnard Financing Authority Wastewater Revenue,
   1,000,000     FGIC Insured, 5.50%, 06/01/14................................................         1,010,840
   1,410,000     FGIC Insured, 5.25%, 06/01/20................................................         1,377,683
   3,520,000    Oxnard Public Facilities Corp., COP, AMBAC Insured, Pre-Refunded,
                 7.50%, 09/01/06 .............................................................         3,916,141
                Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 2, Series A,


$  2,490,000     MBIA Insured, 5.95%, 08/01/24 ...............................................       $ 2,591,368
   1,380,000     MBIA Insured, 5.85%, 08/01/25 ...............................................         1,424,464
   2,250,000    Palmdale Water District, COP, Littlerock Dam Project, Series A, MBIA Insured,
                 5.75%, 10/01/23 .............................................................         2,300,940
   4,750,000    Paramount USD, COP, Master Lease Program, FSA Insured, 6.30%, 09/01/26 .......         5,043,978
   1,000,000    Petaluma COP, Refunding, Series A, AMBAC Insured, 5.625%, 08/01/13 ...........         1,022,600
   8,000,000    Pico Rivera Public Financing Authority Revenue, Refunding, Water Enterprise
                 Project, Series A, FGIC Insured, 6.00%, 12/01/17 ............................         8,381,520
   1,000,000    Pinole RDA, Tax Allocation, Pinole Vista Redevelopment Project, Series A,
                 MBIA Insured, 6.125%, 08/01/17 ..............................................         1,049,600
   1,500,000    Pittsburg Public Financing Authority, Wastewater Revenue, FGIC Insured,
                 Pre-Refunded, 6.80%, 06/01/22 ...............................................         1,702,995
                Pittsburg RDA, Tax Allocation, Refunding, Los Medanos Community
                 Development Project,
   3,000,000     MBIA Insured, Pre-Refunded, 7.50%, 08/01/14..................................         3,125,520
   5,000,000     Series B, CGIC Insured, 5.70%, 08/01/32......................................         5,076,600
   4,700,000     Series B, CGIC Insured, 5.80%, 08/01/34......................................         4,827,605
   3,745,000    Placer County COP, Jail Kitchen Project, MBIA Insured, 6.90%, 10/01/21 .......         4,243,572
                Placer County Water Agency Revenue, COP,
   2,350,000     CGIC Insured, 5.90%, 07/01/25................................................         2,425,224
   1,285,000     Refunding, MBIA Insured, 5.625%, 07/01/18....................................         1,304,326
   5,500,000    Pleasant Hill RDA, Tax Allocation, Refunding, Pleasant Hill Commons Project,
                 CGIC Insured, 6.90%, 07/01/21 ...............................................         6,046,810
                Port Hueneme RDA, Tax Allocation, Refunding, Central Community
                 Redevelopment Project,
   2,000,000     AMBAC Insured, 5.50%, 05/01/23...............................................         2,004,160
   1,915,000     Series A, AMBAC Insured, Pre-Refunded, 7.20%, 05/01/11.......................         1,975,035
                Port of Oakland, Port Revenue,
   1,500,000     Series B, BIG Insured, 7.25%, 11/01/16.......................................         1,593,270
   1,165,000     Series C, BIG Insured, Pre-Refunded, 7.25%, 11/01/19.........................         1,237,743
                Porterville COP, Refunding,
   4,935,000     Sewer System and Improvement Project, AMBAC Insured, 6.30%, 10/01/18.........         5,289,284
   6,075,000     Sewer System Project, AMBAC Insured, 6.30%, 10/01/18.........................         6,511,124
   2,460,000    Poway RDA, Tax Allocation, Refunding, Parguay Redevelopment Project,
                 FGIC Insured, 5.75%, 12/15/26 ...............................................         2,502,755
   3,000,000    Ramona Municipal Water District, COP, Refunding, AMBAC Insured,
                 7.20%, 10/01/10 .............................................................         3,387,930

                Rancho Cucamonga RDA, Tax Allocation, Refunding, Rancho Redevelopment Project,
$  1,215,000     Series A, FGIC Insured, Pre-Refunded, 7.75%, 05/01/06........................       $ 1,298,641
   9,690,000     Series A, FGIC Insured, Pre-Refunded, 7.70%, 05/01/16........................        10,477,603
   5,000,000    Redding Electric System Revenue, Refunding, COP, Series A, FGIC Insured,
                 5.50%, 06/01/11 .............................................................         5,102,750
   3,230,000    Redding Joint Powers Financing Authority, Water Revenue, Series A, AMBAC
                 Insured, 5.60%, 06/15/13 ....................................................         3,292,791
   2,120,000    Redding RDA, Tax Allocation, Hilltop Cypress Redevelopment, Series C,
                 CGIC Insured, 6.00%, 09/01/22 ...............................................         2,211,330
   1,500,000    Redlands COP, Series C, MBIA Insured, Pre-Refunded, 7.00%, 12/01/10 ..........         1,708,920
   2,115,000    Redlands USD, Series B, CGIC Insured, 6.25%, 06/01/19 ........................         2,253,025
   1,000,000    Redondo Beach RDA, Tax Allocation, South Bay Center Redevelopment Project,
                 FGIC Insured, 8.625%, 05/01/14 ..............................................         1,070,250
   2,745,000    Redwood City Public Financing Authority Revenue, Local Agency, Series A,
                 AMBAC Insured, 6.50%, 07/15/11 ..............................................         2,966,906
                Riverside RDA,
  12,540,000     Lease Revenue, Series A, AMBAC Insured, 6.375%, 10/01/23.....................        13,610,540
   2,000,000     Lease Revenue, Series A, AMBAC Insured, 6.50%, 10/01/24......................         2,195,720
   2,200,000     Tax Allocation, Merged Redevelopment Project, Series A, MBIA Insured,
                 5.625%, 08/01/23.............................................................         2,222,968
   2,000,000    Rohnert Park Public Building, COP, MBIA Insured, Pre-Refunded, 7.125%, 07/01/17        2,270,380
   2,510,000    Rubidoux Community Service District COP, Water System Improvement Project,
                 AMBAC Insured, 6.20%, 12/01/14 ..............................................         2,664,942
  11,800,000    Sacramento COP, MBIA Insured, 6.50%, 06/01/15 ................................        12,599,332
                Sacramento MUD, Electric Revenue,
   1,425,000    cRefunding, Senior Lien, Series A, MBIA Insured, 5.75%, 08/15/13..............         1,442,855
   1,000,000     Series I, MBIA Insured, 6.00%, 01/01/24......................................         1,052,170
   1,000,000     Series R, FGIC Insured, Pre-Refunded, 7.125%, 02/01/13.......................         1,053,860
   1,970,000     Series S, FGIC Insured, Pre-Refunded, 7.125%, 02/01/11.......................         2,076,104
   2,530,000     Series S, FGIC Insured, Pre-Refunded, 6.625%, 02/01/17.......................         2,653,085
   2,600,000     Series X, MBIA Insured, Pre-Refunded, 7.00%, 07/01/20........................         2,938,312
   3,000,000     Series Y, MBIA Insured, Pre-Refunded, 6.75%, 09/01/19........................         3,412,620
   2,000,000    Sacramento RDA, Tax Allocation, Merged Downtown Redevelopment Project A,
                 MBIA Insured, 6.50%, 11/01/13 ...............................................         2,147,820
   5,300,000    San Bernardino County COP, Refunding, Capital Improvement Projects,
                 MBIA Insured, Pre-Refunded, 7.60%, 07/01/15 .................................         5,507,813
   5,680,000    San Bernardino County Mortgage Revenue, Refunding, Don Miguel Apartments
                 Project, MBIA Insured, 6.40%, 03/01/25 ......................................         5,859,431


                San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation, Refunding,
$  1,965,000     Northwest Redevelopment Project, Series E, MBIA Insured, Pre-Refunded,
                 7.375%, 01/01/15.............................................................       $ 2,229,253
   1,950,000     Series A, CGIC Insured, 5.75%, 10/01/25......................................         1,979,757
   3,515,000     Southeast Industrial Park, Series F, MBIA Insured, Pre-Refunded,
                 7.375%, 03/01/14.............................................................         4,002,847
   4,265,000     State College Project No. 4, AMBAC Insured, Pre-Refunded, 7.20%, 09/01/08....         4,783,112
   2,060,000     State College Project, Series D, FGIC Insured, Pre-Refunded, 7.375%, 09/01/10         2,372,626
   5,750,000    San Bernardino Municipal Water and Sewer Department, COP, FGIC Insured,
                 6.25%, 02/01/17 .............................................................         6,044,285
   2,382,000    San Bernardino RDA, Capital Appreciation, Series B, AMBAC Insured,
                 Pre-Refunded, 7.70%, 01/10/09 ...............................................         3,759,010
   2,000,000    San Buenaventura COP, Water Project, AMBAC Insured, Pre-Refunded,
                 7.50%, 10/01/20 .............................................................         2,313,740
   2,250,000    San Buenaventura Public Facilities, Financing Authority Lease Revenue, Refunding,
                 CGIC Insured, 5.75%, 06/01/14 ...............................................         2,312,415
   2,000,000    San Diego Community College District, COP, Series 1991, MBIA Insured,
                 6.50%, 12/01/12 .............................................................         2,168,740
   2,375,000    San Diego County COP, Inmate Reception Center and Cooling, MBIA Insured,
                 6.25%, 08/01/24 .............................................................         2,541,844
                San Diego Mortgage Revenue, Refunding, University Canyon North,
     305,000     Series A, MBIA Insured, 5.125%, 07/01/03.....................................           307,544
   3,105,000     Series A, MBIA Insured, 5.75%, 07/01/25......................................         3,065,877
                San Diego RDA, Tax Allocation, Center City Redevelopment,
   3,000,000     Series B, AMBAC Insured, 5.375%, 09/01/15....................................         3,000,870
   3,000,000     Series B, AMBAC Insured, 5.40%, 09/01/16.....................................         3,006,480
   2,580,000    San Francisco BART District Revenue, Sales Tax, FGIC Insured, 6.60%, 07/01/12          2,825,874
   6,900,000    San Francisco City and County Airports, Common International Airport Revenue,
                 Series 5, FGIC Insured, 6.50%, 05/01/24 .....................................         7,505,958
   3,000,000    San Francisco City and County COP, Courthouse Project, CGIC Insured,
                 5.60%, 04/01/16 .............................................................         3,032,130
                San Francisco City and County Sewer Revenue,
     730,000     AMBAC Insured, Pre-Refunded, 6.50%, 10/01/16.................................           801,343
   2,000,000     Refunding, AMBAC Insured, 6.00%, 10/01/11....................................         2,115,380
   1,500,000     Series A, AMBAC Insured, Pre-Refunded, 7.25%, 10/01/15.......................         1,604,730
   2,370,000     Series B, AMBAC Insured, Pre-Refunded, 7.25%, 10/01/15.......................         2,535,473
   1,000,000    San Gabriel USD, COP, School Facilities Development Program, Series A,
                 FSA Insured, 6.00%, 09/01/15 ................................................         1,049,550
   3,000,000    San Jacinto USD, COP, Refunding Project, AMBAC Insured, 6.50%, 10/01/23 ......         3,240,150


$  8,740,000    San Jose Financing Authority Revenue, Convention Project, CGIC Insured,
                 6.40%, 09/01/17 .............................................................       $ 9,325,056
                San Jose RDA, Tax Allocation, Merged Area Redevelopment Project,
   3,500,000     Refunding, Series A, MBIA Insured, Pre-Refunded, 7.50%, 08/01/09.............         3,646,440
   1,250,000     Series A, AMBAC Insured, Pre-Refunded, 6.90%, 08/01/11.......................         1,331,213
   3,235,000     Series B, MBIA Insured, Pre-Refunded, 6.625%, 08/01/11.......................         3,554,197
  10,495,000    San Marcos Public Facilities Authority Revenue, Tax Allocation, Refunding,
                 Series A, CGIC Insured, 5.50%, 08/01/23 .....................................        10,464,879
   2,250,000    San Mateo County Joint Powers Financing Authority, Lease Revenue, San Mateo
                 County Health Care Center, Series A, FSA Insured, 5.75%, 07/15/22 ...........         2,290,860
                San Mateo County Transit District Revenue, Sales Tax,
   4,100,000     Series A, MBIA Insured, Pre-Refunded, 6.70%, 06/01/10........................         4,411,313
   6,700,000     Series A, MBIA Insured, Pre-Refunded, 6.50%, 06/01/20........................         7,178,380
                San Ramon COP,
   5,110,000     Central Park Expansion Project, CGIC Insured, 7.20%, 02/01/25................         5,945,025
   4,000,000     Public Financing Authority, CGIC Insured, Pre-Refunded, 7.80%, 01/01/19......         4,200,040
  12,070,000     Refunding, Capital Improvement Project, AMBAC Insured, 7.05%, 03/01/21.......        13,474,103
   1,000,000    Sanger USD, Series A, CGIC Insured, 5.60%, 08/01/14 ..........................         1,009,540
   3,250,000    Santa Ana COP, Refunding, Parking Facilities Project, Series A, AMBAC Insured,
                 6.125%, 06/01/16 ............................................................         3,441,490
   2,790,000    Santa Ana CRDA, Tax Allocation, Refunding, South Main Street Redevelopment
                 Project, Series A, FGIC Insured, Pre-Refunded, 7.375%, 12/01/16 .............         2,937,173
   1,000,000    Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 09/01/24 ..         1,056,230
      10,000    Santa Ana HMR, Series A, FGIC Insured, 8.875%, 06/01/17 ......................            10,534
                Santa Barbara COP, Refunding,
   3,575,000     Municipal Improvement Program, AMBAC Insured, 6.15%, 08/01/17................         3,776,988
   6,500,000     Water System Improvement Project, AMBAC Insured, 6.70%, 04/01/27.............         7,118,605
   1,555,000    Santa Clara County COP, Board of Education Partners, Administration Building
                 Project, Series A, MBIA Insured, 6.00%, 04/01/25 ............................         1,625,473
   4,500,000    Santa Clara County COP, Partner Refunding Cap, Project I, AMBAC Insured,
                 6.25%, 10/01/16 .............................................................         4,747,050
   1,000,000    Santa Clara County Transit District, Sales Tax Revenue, Series A, AMBAC Insured,
                 6.25%, 06/01/21 .............................................................         1,039,650
                Santa Clara Electric Revenue,
   1,350,000     Series A, MBIA Insured, 6.50%, 07/01/21......................................         1,455,287
   1,500,000     Series A, MBIA Insured, 5.75%, 07/01/24......................................         1,523,220
   3,300,000    Santa Clara Local Government Finance Authority Revenue, Refunding, BIG Insured,
                 Pre-Refunded, 7.25%, 02/01/13 ...............................................         3,655,542
   4,000,000    Santa Clara RDA, Tax Allocation, Refunding, Bayshore North Project, AMBAC
                 Insured, Pre-Refunded, 7.50%, 06/01/08 ......................................         4,142,040
                Santa Cruz County COP,

$  1,475,000     Capital Facilities Project, MBIA Insured, 6.70%, 09/01/20....................       $ 1,610,258
   2,675,000     Sub-Joint Wastewater Treatment Project, AMBAC Insured, 6.20%, 09/01/19.......         2,843,659
   3,600,000    Santa Cruz Hospital Revenue, Dominican Santa Cruz, Series A, MBIA Insured,
                 7.00%, 12/01/13 .............................................................         3,813,768
  11,830,000    Santa Fe Springs RDA, Tax Allocation, Redevelopment Project, Series A,
                 MBIA Insured, 6.40%, 09/01/22 ...............................................        12,773,443
   2,750,000    Santa Fe Springs RDAR, Tax Allocation, Series A, AMBAC Insured, Pre-Refunded,
                 7.25%, 08/01/14 .............................................................         3,077,883
                Santa Maria COP, Local Water System, Refunding,
   3,675,000     FGIC Insured, 5.50%, 08/01/13................................................         3,707,303
   1,785,000     FGIC Insured, 5.50%, 08/01/21................................................         1,794,603
   1,000,000    Santa Margarita/Dana Point Authority Revenue, Refunding, Improvement
                 Districts 3, 3A, 4 and 4A, Series B, MBIA Insured, 5.75%, 08/01/20 ..........         1,018,190
   1,525,000    Santa Monica Community College District, Series B, AMBAC Insured,
                 5.75%, 07/01/20 .............................................................         1,561,051
                Santa Rosa High School District,
   1,000,000     FGIC Insured, 5.90%, 05/01/16................................................         1,041,500
   1,050,000     Refunding, CGIC Insured, 5.75%, 05/01/18.....................................         1,072,859
   2,000,000    Santa Rosa Wastewater Service Facilities District, Refunding & Improvement,
                 AMBAC Insured, 6.00%, 07/02/15 ..............................................         2,176,520
                Santa Rosa Water Revenue,
   1,115,000     Refunding, Series A, FGIC Insured, 5.25%, 09/01/12...........................         1,106,359
   2,500,000     Series A, FGIC Insured, Pre-Refunded, 7.00%, 09/01/16........................         2,782,350
   2,000,000     Subregional Wastewater Project, Series A, AMBAC Insured, 6.50%, 09/01/16.....         2,135,940
   3,450,000    Sebastopol CDA, Tax Allocation, Community Development Project, CGIC Insured,
                 6.85%, 12/01/20 .............................................................         3,802,314
                Selma Public Financing Authority Revenue,
     145,000     Series A, MBIA Insured, 5.80%, 09/15/11......................................           148,450
     125,000     Series A, MBIA Insured, 5.80%, 09/15/12......................................           127,453
   2,400,000     Series A, MBIA Insured, 5.875%, 09/15/22.....................................         2,439,552
   5,000,000    Simi Valley Public Financing Authority Revenue, Refunding, MBIA Insured,
                 5.75%, 09/01/23 .............................................................         5,095,100
   1,325,000    Sonoma CDA, COP, Refunding, Sonoma Creek Senior Housing Project,
                 AMBAC Insured, 6.75%, 02/01/13 ..............................................         1,425,024
   6,500,000    South Coast Air Quality Management District Revenue, Refunding, Building Corp.,
                 MBIA Insured, 5.50%, 08/01/14 ...............................................         6,579,365
  13,500,000    South Orange County Public Financing Authority Revenue, Refunding, Special Tax,
                 Senior Lien, Series A, MBIA Insured, 6.20%, 09/01/13 ........................        14,334,570


                Southern California Public Power Authority Revenue,
$  2,500,000     Refunding, Palos Verde Project, Series B, FGIC Insured, 5.75%, 07/01/17......       $ 2,503,900
   3,820,000    cRefunding, Southern Transmission Project, Subordinated Lien, MBIA Insured,
                5.50%, 07/01/20...............................................................         3,784,436
   8,000,000     Refunding, Sub-Crossover, Southern Transmission Project, MBIA Insured,
                 5.75%, 07/01/21..............................................................         8,150,480
   2,340,000     Refunding, Transmission Project, Series B, FGIC Insured, 7.375%, 07/01/21....         2,436,010
   4,000,000    Southgate Public Financing Authority Revenue, Tax Allocation, Southgate
                 Redevelopment Project No. 1, AMBAC Insured, 5.875%, 09/01/24 ................         4,119,920
   3,750,000    Stanton RDA, Tax Allocation, Refunding, Stanton Community Development Project,
                 AMBAC Insured, 5.45%, 12/01/17 ..............................................         3,740,250
   4,000,000    Stockton COP, Wastewater Facility, AMBAC Insured, Pre-Refunded,
                 7.40%, 09/01/10 .............................................................         4,375,440
   1,640,000    Stockton-East Water District, COP, Series A, AMBAC Insured, Pre-Refunded,
                 7.30%, 04/01/20 .............................................................         1,862,991
   4,260,000    Suisun City RDA, Tax Allocation, Refunding, Suisun City Redevelopment Project,
                 MBIA Insured, 5.625%, 10/01/13 ..............................................         4,329,992
     800,000    Sulphur Springs USD, COP, Series 1991, AMBAC Insured, 7.20%, 02/01/21 ........           874,104
   5,485,000    Sunnyvale RDA, Parking Revenue, Refunding, AMBAC Insured, 6.50%, 10/01/22 ....         5,861,874
   2,785,000    Sunnyvale RDA, Tax Allocation, Refunding, Central Core Project, AMBAC Insured,
                 6.50%, 10/01/22 .............................................................         2,976,357
   4,000,000    Susanville Public Financing Authority Revenue, Series A, AMBAC Insured,
                 6.30%, 09/01/17 .............................................................         4,217,000
   1,335,000    Taft COP, Sewer Facilities Improvement Project, CGIC Insured, Pre-Refunded,
                 7.25%, 08/01/15 .............................................................         1,464,214
   2,000,000    Tehachapi Water and Sewer Revenue, Refunding, MBIA Insured, 6.75%, 11/01/20 ..         2,239,380
   4,000,000    Three Valleys Municipal Water District, COP, Refunding, Miramar Water Treatment,
                 Water Transmission and Hydroelectric Generating Facilities Project,
                 MBIA Insured, Pre-Refunded, 7.30%, 11/01/14 .................................         4,235,440
     765,000    Torrance COP, Refunding, Improvement Project, AMBAC Insured, Pre-Refunded,
                 7.20%, 04/01/16 .............................................................           786,832
                Tracy COP,
   1,630,000     Tracy Public Facilities Corp., FGIC Insured, Pre-Refunded, 8.10%, 01/01/08...         1,689,430
   2,300,000     Wastewater Enterprise Financing, AMBAC Insured, 5.25%, 12/01/13..............         2,268,374
                Tri-City Hospital District Revenue,
   5,000,000     MBIA Insured, 7.90%, 02/01/18................................................         5,463,800
   2,350,000     MBIA Insured, 6.00%, 02/01/22................................................         2,419,631
   2,925,000    Truckee-Donner, Water System Improvement Project, MBIA Insured,
                 6.75%, 11/15/21 .............................................................         3,199,335


$  4,000,000    Tulare County COP, Capital Improvement Project, Refunding, Public Facilities Corp.,
                 BIG Insured, Pre-Refunded, 8.10%, 11/01/07 ..................................       $ 4,363,640
   1,500,000    Tulare Sewer Revenue, Refunding, AMBAC Insured, 5.70%, 11/15/18 ..............         1,531,650
   1,500,000    Turlock Auxiliary Organization Revenue, COP, California State University,
                 Stanislaus Foundation, MBIA Insured, 5.875%, 06/01/22 .......................         1,540,500
     115,000    Turlock Irrigation District, COP, Administrative Facilities Project, FGIC Insured,
                 6.75%, 01/01/13 .............................................................           120,183
   7,125,000    Turlock Irrigation District Revenue, Refunding, Series A, MBIA Insured,
                 5.75%, 01/01/18 .............................................................         7,271,703
   6,200,000    Union City CDRA, Tax Allocation Revenue, Community Redevelopment Project,
                 AMBAC Insured, 5.75%, 10/01/22 ..............................................         6,305,710
                University of California Revenue,
   6,100,000     Housing System, Group A, Series X, MBIA Insured, Pre-Refunded,
                 7.60%, 11/01/18..............................................................         6,414,576
   2,800,000     Housing System, Group A-2, BIG Insured, Pre-Refunded, 7.80%, 11/01/15........         2,942,995
   3,750,000     Multiple Purpose Project, Series A, AMBAC Insured, Pre-Refunded,
                 6.75%, 09/01/23..............................................................         4,142,024
   1,000,000     Multiple Purpose Project, Series A, MBIA Insured, Pre-Refunded,
                 6.90%, 09/01/15..............................................................         1,067,250
   1,500,000     Multiple Purpose Project, Series A, MBIA Insured, Pre-Refunded,
                 7.00%, 09/01/23..............................................................         1,603,260
                Upland COP,
   3,985,000     Refunding, Police Building Project, AMBAC Insured, 6.60%, 08/01/16...........         4,344,326
   2,385,000     Water System Improvement Project, FGIC Insured, 6.60%, 08/01/16..............         2,600,054
   2,000,000     Water System Improvement Project, FGIC Insured, Pre-Refunded,
                 7.75%, 08/01/16..............................................................         2,086,500
   1,355,000    Vacaville Public Financing Authority Revenue, Tax Allocation, Refunding,
                 Vacaville Redevelopment Project, MBIA Insured, 6.35%, 09/01/22 ..............         1,428,386
   4,855,000    Vallejo Revenue, Water Improvement Project, Series B, FGIC Insured,
                 6.50%, 11/01/14 .............................................................         5,319,865
   1,495,000    Vista USD, COP, MBIA Insured, 5.50%, 12/01/16 ................................         1,499,065
   2,200,000    Walnut Valley Water District, COP, Badillo Grand Transmission Project,
                 FGIC Insured, 6.125%, 02/01/18 ..............................................         2,290,023
   1,800,000    Watsonville Solid Waste Revenue, MBIA Insured, 6.50%, 05/15/16 ...............         1,921,121
   1,250,000    West Basin Municipal Water District, COP, Water Reclamation Project,
                 AMBAC Insured, Pre-Refunded, 6.85%, 08/01/16 ................................         1,407,187
   4,185,000    West Sacramento Financing Authority Revenue, MBIA Insured, 6.25%, 09/01/16 ...         4,498,163
   3,340,000    West Sacramento RDA, Tax Allocation, West Sacramento Redevelopment Project,
                 MBIA Insured, 6.25%, 09/01/21 ...............................................         3,511,575


$  4,150,000    Whittier Health Facilities Revenue, Refunding, Presbyterian Intercommunity Hospital,
                 MBIA Insured, 6.50%, 06/01/10 ...............................................       $ 4,321,187
   2,340,000    Whittier Solid Waste Revenue, Refunding, Series A, AMBAC Insured,
                 5.375%, 08/01/14 ............................................................         2,349,430
   2,000,000    Whittier Water Revenue, Series A, AMBAC Insured, 5.625%, 06/01/17 ............         2,037,160
   1,285,000    William S. Hart Joint School Authority, Special Tax Revenue, Refunding, CFD,
                 CGIC Insured, 6.60%, 09/01/18 ...............................................         1,423,330
     750,000    Windsor Joint Powers Financing Authority, Wastewater Revenue, Refunding,

                 Series A, AMBAC Insured, 6.125%, 12/15/12 ...................................           799,582
                                                                                                   -------------
                Total Bonds (Cost $1,448,165,590).............................................     1,558,418,368
                                                                                                   -------------
              a Zero Coupon Bonds.4%
  28,405,000    San Bernardino County SFMR, Series A, GNMA Secured, ETM 05/01/22, (original

                 accretion rate 7.90%), 05/01/22 (Cost $4,543,458) ...........................         6,146,273
                                                                                                   -------------
                Total Long Term Investments (Cost $1,452,709,048).............................     1,564,564,641
                                                                                                   -------------
              b Short Term Investments.1%
   1,200,000    California Statewide CDA Revenue, COP, Sutter Health Obligated Group,
                 AMBAC Insured, Daily VRDN and Put, 5.90%, 07/01/15 (Cost $1,200,000) ........         1,200,000
                                                                                                   -------------
                Total Investments (Cost $1,453,909,048)98.9%..................................     1,565,764,641
                Other Assets and Liabilities, Net1.1% ........................................        17,535,950
                                                                                                   -------------

                Net Assets100.0%..............................................................    $1,583,300,591
                                                                                                   =============

                At December 31, 1995, the net unrealized appreciation based on the cost of investments for income tax purposes of $1,453,909,048 was as follows:
                Aggregate gross unrealized appreciation for all investments in which there was
                 an excess of value over tax cost.............................................     $ 112,074,646
                Aggregate gross unrealized depreciation for all investments in which there was
                 an excess of tax cost over value ............................................          (219,053)
                                                                                                   -------------
                Net unrealized appreciation...................................................     $ 111,855,593
                                                                                                   =============


PORTFOLIO ABBREVIATIONS:
1915 ACT   - Improvement Bond Act of 1915
AD         - Assessment District
AMBAC      - American Municipal Bond Assurance Corp.
BART       - Bay Area Rapid Transit
BIG        - Bond Investors Guaranty Insurance Co.
CDA        - Community Development Agency
CFD        - Communities Facilities District
CGIC       - Capital Guaranty Insurance Co.
COP        - Certificate of Participation
CRDA       - Community Redevelopment Agency
ETM        - Escrow to Maturity
FGIC       - Financial Guaranty Insurance Co.
FSA        - Financial Security Assistance
GNMA       - Government National Mortgage Association
GO         - General Obligation
HFAR       - Housing Finance Agency Revenue
HMR        - Home Mortgage Revenue
ID         - Improvement District
MBIA       - Municipal Bond Investors Assurance Corp.
MUD        - Municipal Utility District
PCR        - Pollution Control Revenue
PUD        - Public Utility District
RDA        - Redevelopment Agency
RDAR       - Redevelopment Agency Revenue
SFMR       - Single Family Mortgage Revenue
USD        - Unified School District


aZero coupon bonds. The current effective yield may vary. The original accretion rate will remain constant.

bVariable rate demand notes (VRDN's) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury bills rate).

cSee Note 1(i) regarding securities purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIA TAX-FREE TRUST


Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)


    Face                                                                                                Value

   Amount     Franklin California Intermediate-Term Tax-Free Income Fund                              (Note 1)
               Bonds 97.6%

              ABAG Finance Authority of Nonprofit Corps., COP,
$   535,000    5.50%, 06/01/03...................................................................      $ 543,089
  1,045,000    5.75%, 08/01/03...................................................................      1,083,864
              ABAG Finance Corp., COP,
    100,000    Refunding, Series A, 5.90%, 06/01/02..............................................        104,044
    100,000    Series B, 6.40%, 10/01/03.........................................................        106,574
              Alameda County COP,
    100,000    Capital Projects, Series 1992, 6.25%, 06/01/06....................................        106,094
    395,000    Series 1994, 5.70%, 04/01/02......................................................        415,682
    420,000    Series 1994, 5.80%, 04/01/03......................................................        444,872
    440,000    Series 1994, 5.90%, 04/01/04......................................................        468,886
              Atascadero USD, COP, Measure B, Capital Project,
    220,000    Series B, 5.20%, 08/01/03.........................................................        218,090
    200,000    Series B, 5.30%, 08/01/04.........................................................        198,092
              Auburn COP, Refunding,
     65,000    Civic Center Project, 5.10%, 09/01/99.............................................         65,361
     65,000    Civic Center Project, 5.30%, 09/01/00.............................................         65,716
     70,000    Civic Center Project, 5.45%, 09/01/01.............................................         71,254
     75,000    Civic Center Project, 5.60%, 09/01/02.............................................         76,749
     80,000    Civic Center Project, 5.70%, 09/01/03.............................................         82,087
     80,000    Civic Center Project, 5.75%, 09/01/04.............................................         82,021
              Bakersfield Central District Revenue, Development Agency, Tax Allocation, Refunding,
    295,000    Downtown Bakersfield Redevelopment, 6.00%, 04/01/01...............................        304,449
    310,000    Downtown Bakersfield Redevelopment, 6.10%, 04/01/02...............................        321,504
    330,000    Downtown Bakersfield Redevelopment, 6.20%, 04/01/03...............................        343,811
    350,000    Downtown Bakersfield Redevelopment, 6.30%, 04/01/04...............................        366,195
    100,000   Bakersfield Hospital Revenue, Bakersfield Memorial Hospital Project, Series A,
               5.70%, 01/01/00...................................................................        103,343
              California Educational Facilities Authority Revenue, Refunding, Pooled College
               and University Financing,
  1,000,000    Refunding, Series B, 5.80%, 06/01/02..............................................      1,040,010
  1,105,000    Series B, 5.90%, 06/01/03.........................................................      1,154,747
    100,000   California Health Facilities Financing, San Diego Hospital Association, Series B
                MBIA Insured, 5.60%, 08/01/03....................................................        106,858
              California State Public Works, Board Lease Revenue, Department of Corrections,
    250,000    Calpatria State Prison, Imperial County, Series A, 6.125%, 09/01/04...............        268,755
    750,000    Refunding, State Prisons, Series A, 5.00%, 12/01/01...............................        767,280
              California Statewide CDA Revenue, COP,
    200,000    Refunding, Barton Memorial Hospital, Series B, 5.70%, 12/01/00....................        210,904
    450,000    Refunding, Barton Memorial Hospital, Series B, 6.40%, 12/01/05....................        485,109
    865,000    St. Joseph Health System Group, 6.00%, 07/01/06...................................        926,190

$   585,000   California Statewide Communities Development Corp., COP, Pacific Homes, Series A,
               5.50%, 04/01/04...................................................................      $ 588,019
    350,000   Campbell COP, Refunding, Civic Center Project, 5.60%, 10/01/03.....................        357,231
    200,000   Carson RDA Project, Area No. 1, Refunding, 6.10%, 10/01/02.........................        210,338
  1,000,000   Central Joint Powers Health Financing Authority, COP, Refunding, Community Central
               Hospital, 5.25%, 02/01/04.........................................................        987,020
    100,000   Clovis COP, Water System Improvement Project, AMBAC Insured, 5.90%, 03/01/03.......        108,352
              Coalinga Public Financing Authority Revenue,
    455,000    Series A, MBIA Insured, 5.10%, 08/01/04...........................................        467,058
  1,405,000    Series B, 6.00%, 09/15/03.........................................................      1,433,592
              Colton USD, CFD, Special Tax, Southridge Village, Phase III, Refunding,
    515,000    CGIC Insured, 5.65%, 09/01/09.....................................................        526,284
    550,000    CGIC Insured, 5.75%, 09/01/10.....................................................        565,340
              Commerce Joint Powers Financing Authority, Water Facilities, Lease Revenue, Refunding,
    340,000    Series A, 5.50%, 10/01/02.........................................................        346,480
    360,000    Series A, 5.625%, 10/01/03........................................................        366,858
    470,000    Series A, 5.75%, 10/01/04.........................................................        485,928
              Compton Sewer Revenue,
    120,000    Series 1993, 5.40%, 07/01/98......................................................        122,207
    125,000    Series 1993, 5.60%, 07/01/99......................................................        128,098
    130,000    Series 1993, 5.70%, 07/01/00......................................................        133,673
    140,000    Series 1993, 5.80%, 07/01/01......................................................        145,183
    150,000    Series 1993, 5.90%, 07/01/02......................................................        156,392
    155,000    Series 1993, 6.00%, 07/01/03......................................................        162,122
    165,000    Series 1993, 6.10%, 07/01/04......................................................        172,783
    175,000    Series 1993, 6.20%, 07/01/05......................................................        183,962
    185,000    Series 1993, 6.30%, 07/01/06......................................................        194,433
              Concord RDA, Tax Allocation, Refunding, Central Concord Redevelopment Project,
    625,000    Series A, 5.50%, 07/01/02.........................................................        629,056
    655,000    Series A, 5.625%, 07/01/03........................................................        660,764
    500,000   Contra Costa County MFHR, Byron Park Project, Series C, 6.00%, 07/20/03............        524,365
              Danville Financing Authority Revenue, Sycamore Valley,
    320,000    Reassessment District No. 93-2, 5.40%, 09/02/01...................................        325,744
    500,000    Reassessment District No. 93-2, 5.60%, 09/02/02...................................        513,080
    240,000    Reassessment District No. 93-2, 5.70%, 09/02/03...................................        247,025
    975,000    Reassessment District No. 93-2, 5.80%, 09/02/04...................................      1,004,562
    100,000   Desert Hospital District Revenue, COP, Desert Hospital Corp., CGIC Insured,
               6.25%, 07/01/03...................................................................        109,891
    920,000   Encinitas Union School District, COP, Measure B, Capital Projects, 5.20%, 09/01/03.        939,145


              Fontana COP, Refunding, Police Facilities Project,
$   330,000    Series 1993, 5.00%, 04/01/01......................................................      $ 326,829
    350,000    Series 1993, 5.00%, 04/01/02......................................................        344,271
    365,000    Series 1993, 5.10%, 04/01/03......................................................        358,262
  1,150,000   Foster City Public Financing Authority Revenue, Community Development Project,
               Series A, 5.60%, 09/01/03.........................................................      1,191,883
  1,000,000   Fresno Joint Powers Financing Authority, Local Agency Revenue, Refunding,
               Series A, 6.20%, 09/02/03.........................................................      1,024,980
              Garden Grove CDA, Tax Allocation, Refunding, Garden Grove Community Project,
  1,000,000    Series 1993, 5.00%, 10/01/99......................................................      1,014,900
  1,425,000    Series 1993, 5.40%, 10/01/04......................................................      1,453,714
    300,000   Garden Grove COP, Bahia Village/Emerald Isle Project, FSA Insured, 5.20%, 08/01/03.        311,001
              Glendale Parking Facilities, Joint Powers Authority Revenue,
    215,000    Series A, 5.10%, 03/01/01.........................................................        212,588
    255,000    Series A, 5.20%, 03/01/02.........................................................        251,682
    125,000    Series A, 5.30%, 03/01/03.........................................................        123,164
    750,000   Goleta Water District Revenue, COP, Refunding, Goleta Reclamation Project,
               FGIC Insured, 5.50%, 12/01/08.....................................................        774,833
  3,935,000   Hesperia Public Financing Authority Revenue, Series A, 5.80%, 10/01/03.............      4,035,618
              Hollister RDA, Tax Allocation, Hollister Community Development Project,
    525,000    Series 1994, 5.35%, 10/01/03......................................................        515,503
    550,000    Series 1994, 5.45%, 10/01/04......................................................        539,099
    585,000    Series 1994, 5.55%, 10/01/05......................................................        572,469
              Imperial County Local Transportation Authority, Sales Tax Revenue,
    490,000    Series 1993, 5.50%, 05/01/04......................................................        487,697
    515,000    Series 1993, 5.50%, 05/01/05......................................................        508,681
  1,500,000   Lake Elsinore Public Financing Authority, Tax Allocation Revenue, Lake Elsinore
               Redevelopment Project, Series A, CGIC Insured, 5.40%, 09/15/08....................      1,514,520
    560,000   La Quinta RDA, Tax Allocation, Housing Redevelopment Project, Areas No. 1 and 2,
               MBIA Insured, 5.40%, 09/01/07.....................................................        581,073
              La Palma Community Development Commission, Tax Allocation, Refunding,
    125,000    La Palma Community Development Project No. 1, 5.20%, 06/01/00.....................        121,075
    130,000    La Palma Community Development Project No. 1, 5.40%, 06/01/01.....................        125,736
    135,000    La Palma Community Development Project No. 1, 5.50%, 06/01/02.....................        129,917
    145,000    La Palma Community Development Project No. 1, 5.60%, 06/01/03.....................        138,890
    150,000    La Palma Community Development Project No. 1, 5.70%, 06/01/04.....................        143,055
    160,000    La Palma Community Development Project No. 1, 5.80%, 06/01/05.....................        151,981
              Lancaster RDA, Tax Allocation, Refunding,
     35,000    Central Business District Redevelopment, 5.00%, 08/01/98..........................         35,023
     35,000    Central Business District Redevelopment, 5.125%, 08/01/99.........................         35,061
     35,000    Central Business District Redevelopment, 5.25%, 08/01/00..........................         35,041
              Lancaster RDA, Tax Allocation, Refunding, (cont.)

$    40,000    Central Business District Redevelopment, 5.375%, 08/01/01.........................       $ 40,008
     40,000    Central Business District Redevelopment, 5.50%, 08/01/02..........................         39,954
     45,000    Central Business District Redevelopment, 5.60%, 08/01/03..........................         44,943
     45,000    Central Business District Redevelopment, 5.70%, 08/01/04..........................         44,937
     50,000    Central Business District Redevelopment, 5.70%, 08/01/05..........................         49,562
     50,000    Fox Field Redevelopment Project Area, 5.00%, 08/01/98.............................         50,034
     55,000    Fox Field Redevelopment Project Area, 5.125%, 08/01/99............................         55,095
     55,000    Fox Field Redevelopment Project Area, 5.25%, 08/01/00.............................         55,064
     60,000    Fox Field Redevelopment Project Area, 5.375%, 08/01/01............................         60,011
     65,000    Fox Field Redevelopment Project Area, 5.50%, 08/01/02.............................         64,926
     65,000    Fox Field Redevelopment Project Area, 5.60%, 08/01/03.............................         64,917
     70,000    Fox Field Redevelopment Project Area, 5.70%, 08/01/04.............................         69,902
     75,000    Fox Field Redevelopment Project Area, 5.70%, 08/01/05.............................         74,342
    990,000   Lemon Grove MFHR, Refunding, Hillside Terrace Apartments, 5.375%, 01/01/19.........        991,624
              Los Angeles County COP, Insured, Health Clinic,
     40,000    Series E, 4.60%, 12/01/99.........................................................         39,548
     45,000    Series E, 4.75%, 12/01/00.........................................................         44,475
     45,000    Series E, 4.85%, 12/01/01.........................................................         44,498
     45,000    Series E, 4.95%, 12/01/02.........................................................         44,429
              Los Angeles County Transport Commission, COP,
    100,000    Series B, 5.90%, 07/01/00.........................................................        105,927
    200,000    Series B, 6.00%, 07/01/01.........................................................        214,152
  2,000,000   Los Angeles County Wastewater Systems Revenue, Refunding, Series D, FGIC Insured,
               5.375%, 11/01/06..................................................................      2,077,980
    100,000   Los Angeles Judgement Obligation Bonds, Series A, 5.00%, 08/01/01..................        103,233
              Los Angeles MFHR, Refunding,
    185,000    Series G, FSA Insured, 4.90%, 01/01/02............................................        187,200
    235,000    Series G, FSA Insured, 4.90%, 07/01/02............................................        237,994
    205,000    Series G, FSA Insured, 5.00%, 01/01/03............................................        207,774
    245,000    Series G, FSA Insured, 5.00%, 07/01/03............................................        248,513
    220,000    Series G, FSA Insured, 5.10%, 01/01/04............................................        223,315
    260,000    Series G, FSA Insured, 5.10%, 07/01/04............................................        264,116
    600,000   Los Angeles Municipal Improvement Corp., Lease Revenue, Refunding, Central Library
               Project, Series B, 4.875%, 06/01/01...............................................        596,172
  1,000,000   Los Angeles USD, COP, Refunding, Multiple Property Project, FSA Insured,
               5.00%, 11/01/04...................................................................      1,000,600
              Lynwood Public Financing Authority Revenue,
  1,820,000    Series A, AMBAC Insured, 5.10%, 09/01/03..........................................      1,887,577
    565,000    Water Systems Improvement Project, 6.15%, 06/01/08................................        577,040
    515,000   Madera COP, Refunding, Madera Community Hospital, 5.10%, 03/01/03..................        511,307
              Madera RDA, Tax Revenue, Refunding, Madera Redevelopment Project,

$   175,000    CGIC Insured, 5.15%, 09/01/02.....................................................      $ 181,267
    185,000    CGIC Insured, 5.25%, 09/01/03.....................................................        192,433
    195,000    CGIC Insured, 5.35%, 09/01/04.....................................................        203,635
    540,000   Merced Irrigation District, COP, Water Facilities Project, 6.125%, 11/01/03........        574,938
    715,000   Merced Public Financing Authority, Local Agency Revenue, Tax Allocation, Series A,
               5.00%, 12/01/04...................................................................        697,904
              MidPeninsula Regional Open Space District, COP, Special District Association
               Finance Corp.,
    510,000    Series 1993, 5.10%, 09/01/02......................................................        518,599
    530,000    Series 1993, 5.20%, 09/01/03......................................................        540,012
    700,000   Modesto Irrigation District, Financing Authority Revenue, Domestic Water Project,
               Series C, AMBAC Insured, 5.50%, 09/01/08..........................................        726,194
    100,000   Mojave GO, Water Agency, Improvement, District M, Morongo Basin, 6.20%, 09/01/01...        106,653
    100,000   Morgan Hill RDA, Tax Allocation, Refunding, 5.70%, 03/01/01........................        102,265
    100,000   Mount Diablo Hospital District Revenue, Series A, AMBAC Insured, 5.10%, 12/01/03...        103,145
              Mountain View Shoreline Regional Park, Community Tax Allocation,
    335,000    Series A, 5.00%, 08/01/02.........................................................        332,766
    785,000    Series A, 5.10%, 08/01/03.........................................................        779,128
    540,000    Series A, 5.20%, 08/01/04.........................................................        535,556
    500,000   New Haven USD, COP, Refunding, 5.30%, 07/01/01.....................................        516,810
    300,000   Newark USD, COP, Crossover Refunding, 5.75%, 09/01/02..............................        306,501
    500,000   North City West School Facilities Financing Authority, Special Tax, Refunding, Series B,
               CGIC Insured, 5.625%, 09/01/08....................................................        516,205
    100,000   Northern California Public Power Agency Revenue, Refunding, Geothermal Project
               No. 3, Series A, 7.00%, 07/01/07..................................................        103,030
  1,745,000   Oakland USD, Alameda County COP, Refunding, 5.00%, 09/15/99........................      1,739,050
              Ontario Redevelopment Financing Authority Revenue,
  1,000,000    Community Facility, No. 1, AD Nos. 97B-100B-105R, Series A, CGIC Insured
                5.60%, 09/02/03..................................................................      1,065,880
  1,175,000    Project No. 1, MBIA Insured, ETM 08/01/03, 5.10%, 08/01/03........................      1,219,779
    800,000   Orange County Development Agency, Tax Allocation, Refunding, Santa Ana Heights
               Project Area, 5.90%, 09/01/04.....................................................        791,920
              Orange County Local Transportation Authority, Sales Tax Revenues,
    500,000    First Senior Measure M, 6.00%, 02/15/06...........................................        531,520
  1,000,000    Second Senior Measure M, 4.70%, 02/15/05..........................................        973,200
    500,000   Orange County MFHR, Villa Santiago Rehabilitation Project, FNMA Insured,
               5.60%, 10/01/27...................................................................        511,040
  1,715,000   Paramount RDA, Tax Allocation, Refunding, Redevelopment Project, Area No. 1,
               6.05%, 08/01/05...................................................................      1,822,428


              Paso Robles Union School District,
$ 1,635,000    COP, 5.75%, 08/01/03..............................................................    $ 1,719,873
    300,000    COP, Measure D, Capital Projects, Phase III, 5.75%, 08/01/02......................        312,975
              Pismo Beach Public Financing Authority Revenue,
     45,000    Series 1993, 6.25%, 09/15/01......................................................         46,148
     50,000    Series 1993, 6.40%, 09/15/02......................................................         51,324
     50,000    Series 1993, 6.50%, 09/15/03......................................................         51,323
     55,000    Series 1993, 6.55%, 09/15/04......................................................         56,396
  1,490,000   Pleasant Hill RDA, RMR, Refunding, 5.40%, 02/01/05.................................      1,546,203
              Rialto RDA, Tax Allocation, Refunding, Industrial Redevelopment,
    270,000    Series A, 5.40%, 09/01/02.........................................................        272,832
    280,000    Series A, 5.50%, 09/01/03.........................................................        283,290
              Riverside County Asset Leasing Corp., Leasehold Revenue, Riverside County
               Hospital Project,
    200,000    Series A, 5.90%, 06/01/02.........................................................        209,420
    200,000    Series A, 6.00%, 06/01/04.........................................................        210,356
  1,000,000   Sacramento MUD, Electric Revenue, Series E, 5.25%, 05/15/03........................      1,035,730
              San Bernardino City USD, COP, Refunding,
  1,030,000    Series 1994, 4.625%, 05/01/02.....................................................        996,731
  1,185,000    Series 1994, 4.75%, 05/01/03......................................................      1,147,163
    170,000   San Bernardino County Mortgage Revenue, Refunding, Don Miguel Apartments Project,
               MBIA Insured, 6.00%, 09/01/03.....................................................        179,255
              San Clemente, 1915 Act, Refunding,
    415,000    AD No. 85-1, 5.00%, 09/02/02......................................................        411,726
    435,000    AD No. 85-1, 5.10%, 09/02/03......................................................        431,163
    460,000    AD No. 85-1, 5.20%, 09/02/04......................................................        455,543
              San Diego County COP,
    100,000    Children's Center Project, 5.50%, 04/01/99........................................        101,446
    100,000    Children's Center Project, 6.00%, 10/01/02........................................        101,586
    435,000   San Diego Mortgage Revenue, Refunding, Mariners Cove, Series B, 5.125%, 09/01/03...        438,667
    100,000   San Diego Port Facilities Revenue, Refunding, National Steel & Shipbuilding Co.,
               6.60%, 12/01/02...................................................................         94,589
              San Francisco City and County RDAR,
    300,000    Hotel Tax Revenue, CGIC Insured, 5.80%, 07/01/01..................................        321,498
    245,000    Hotel Tax Revenue, CGIC Insured, 5.90%, 07/01/02..................................        265,269
     40,000    Refunding, Series A, MBIA Insured, 6.125%, 07/01/02...............................         40,039
    750,000   San Gorgonio Memorial Health Care District, Health Facility Revenue, Insured,
               6.375%, 06/01/08..................................................................        792,623
    400,000   San Joaquin County COP, General Hospital Project, 5.90%, 09/01/03..................        417,984
    300,000   San Jose Financing Authority Revenue, Refunding, Convention Center Project,
               Series C, 5.75%, 09/01/03.........................................................        315,705

$   600,000   San Juan USD, COP, Gold River Elementary School Project, 5.65%, 04/01/03...........      $ 600,942
              San Ramon COP,
     85,000    Capital Improvements Project, 5.20%, 03/01/01.....................................         86,299
     90,000    Capital Improvements Project, 5.30%, 03/01/02.....................................         91,600
     95,000    Capital Improvements Project, 5.40%, 03/01/03.....................................         96,912
    100,000    Capital Improvements Project, 5.50%, 03/01/04.....................................        102,233
    105,000    Capital Improvements Project, 5.60%, 03/01/05.....................................        107,560
    110,000    Capital Improvements Project, 5.70%, 03/01/06.....................................        112,670
    120,000    Capital Improvements Project, 5.75%, 03/01/07.....................................        122,471
    125,000    Capital Improvements Project, 5.80%, 03/01/08.....................................        127,119
    985,000   Santa Barbara RDA, Tax Allocation, Central City Redevelopment Project, 6.00%, 03/01/03   1,013,732
    100,000   Santa Monica Parking Authority, Lease Revenue, Refunding, 6.00%, 07/01/03..........        107,606
              Sebastopol COP, Refunding,
    200,000    Series 1994, 5.50%, 06/01/03......................................................        202,046
    215,000    Series 1994, 5.60%, 06/01/04......................................................        217,427
    240,000    Series 1994, 5.70%, 06/01/05......................................................        242,947
              Selma Public Financing Authority Revenue,
    100,000    Series A, MBIA Insured, 5.25%, 09/15/02...........................................        103,265
    115,000    Series A, MBIA Insured, 5.50%, 09/15/04...........................................        118,976
    120,000    Series A, MBIA Insured, 5.60%, 09/15/05...........................................        124,138
    125,000    Series A, MBIA Insured, 5.65%, 09/15/06...........................................        129,039
    135,000    Series A, MBIA Insured, 5.70%, 09/15/07...........................................        139,072
    140,000    Series A, MBIA Insured, 5.70%, 09/15/08...........................................        143,633
    150,000    Series A, MBIA Insured, 5.75%, 09/15/09...........................................        153,888
    155,000    Series A, MBIA Insured, 5.75%, 09/15/10...........................................        158,692
    100,000   Shasta Joint Powers Financing Authority Lease Revenue, Courthouse Improvement
               Project, Series A, 5.80%, 06/01/00................................................        102,608
     50,000   Solano Beach COP, City Hall Project, 5.80%, 10/01/02...............................         52,788
              Solano Beach COP, Justice Facility and Public Building Project, Refunding,
     20,000    5.10%, 10/01/99...................................................................         20,012
  1,100,000    5.875%, 10/01/05..................................................................      1,120,064
              South San Francisco, Capital Improvements Financing Authority Revenue, Refunding,
    195,000    South San Francisco Conference Center, 5.70%, 09/01/02............................        200,191
    205,000    South San Francisco Conference Center, 5.80%, 09/01/03............................        211,105
    215,000    South San Francisco Conference Center, 5.90%, 09/01/04............................        222,037
    100,000   Southern California Rapid Transit District Revenue, Special Benefit, AD No. A2,
               5.80%, 09/01/01...................................................................        105,860
              Sunline Transport Agency, COP, Transport Finance Corp.,
    450,000    Series B, 5.50%, 07/01/03.........................................................        454,946
    445,000    Series B, 5.75%, 07/01/06.........................................................        450,838


$   100,000   Susanville Public Financing Authority Revenue, Series A, AMBAC Insured,
               5.90%, 09/01/02...................................................................      $ 107,355
              Tahoe City PUD, COP, Capital Facilities Project,
    290,000    Series B, 6.05%, 06/01/01.........................................................        301,612
    835,000    Series B, 6.15%, 06/01/02.........................................................        873,552
    545,000    Series B, 6.30%, 06/01/04.........................................................        574,376
              Tehachapi Cummings, County Water District Revenue, COP, Capital Improvement Project,
    280,000    MBIA Insured, 5.50%, 08/01/04.....................................................        296,254
    300,000    MBIA Insured, 5.60%, 08/01/05.....................................................        317,343
    320,000    MBIA Insured, 5.75%, 08/01/06.....................................................        339,533
    600,000   Temecula RDAR, Tax Allocation, Temecula Redevelopment Project No. 1, Series A,
               5.40%, 02/01/04...................................................................        603,821
    370,000   Temecula Valley USD, Series E, CGIC Insured, 5.65%, 09/01/07.......................        393,716
              Templeton USD, COP, Measure C, Capital Projects,
    375,000    Series A, Phase III, 5.00%, 03/01/03..............................................        376,765
    580,000    Series A, Phase III, 5.00%, 03/01/05..............................................        574,918
    100,000   Torrance USD, COP, Series A, 5.85%, 10/01/99.......................................        101,902
    200,000   Travis USD, Foxboro Elementary School Project, 6.30%, 09/01/02.....................        213,503
              Trinity County PUD, COP, Refunding, Electric District Facilities,
    340,000    Series 1993, 5.80%, 04/01/01......................................................        347,656
    360,000    Series 1993, 5.90%, 04/01/02......................................................        369,391
    380,000    Series 1993, 6.00%, 04/01/03......................................................        391,182
    100,000   Tuolumne County COP, Multiple Facilities Project, 5.80%, 06/01/98..................        101,291
              Ventura USD, COP,
    305,000    Series A, 5.90%, 04/01/04.........................................................        316,598
    320,000    Series A, 6.00%, 04/01/05.........................................................        332,125
    340,000    Series A, 6.10%, 04/01/06.........................................................        353,868
    365,000    Series A, 6.20%, 04/01/07.........................................................        379,833
    385,000    Series A, 6.30%, 04/01/08.........................................................        400,588
    410,000    Series A, 6.40%, 04/01/09.........................................................        428,270
              Watsonville RDA, Tax Allocation, Watsonville Redevelopment Project,
    510,000    Series 1993, 6.00%, 08/01/02......................................................        510,213
    540,000    Series 1993, 6.10%, 08/01/03......................................................        540,221
                                                                                                   -------------
              Total Bonds (Cost $92,272,150).....................................................    $95,493,647
                                                                                                   -------------
           b  Short Term Investments.9%
    500,000   California PCFA Revenue, Shell Oil Co., Refunding, Project A, Daily VRDN and Put,
               5.90%, 10/01/06...................................................................        500,000
    400,000   Irvine 1915 Act, AD No. 94-15, Daily VRDN and Put, 5.90%, 09/02/20.................        400,000
                                                                                                   -------------
              Total Short Term Investments (Cost $900,000).......................................        900,000
                                                                                                   -------------
              Total Investments (Cost $93,712,150)98.5%..........................................    $96,393,647
              Other Assets and Liabilities, Net1.5%..............................................      1,504,447
                                                                                                   -------------
              Net Assets100.0%...................................................................    $97,898,094
                                                                                                   =============


              At December 31, 1995, the net unrealized appreciation based on the cost of investments for income tax purposes of $93,712,150 was as follows:
              Aggregate gross unrealized appreciation for all investments in which there was an
               excess of value over tax cost.....................................................    $ 2,830,505
              Aggregate gross unrealized depreciation for all investments in which there was an
               excess of tax cost over value.....................................................       (149,008)
                                                                                                   -------------
              Net unrealized appreciation........................................................    $ 2,681,497
                                                                                                   =============

PORTFOLIO ABBREVIATIONS:
1915 Act  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
CDA       - Community Development Agency/Authority
CFD       - Community Facilities District
CGIC      - Capital Guaranty Insurance Co.
COP       - Certificate of Participation
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GO        - General Obligation
MBIA      - Municipal Bond Investors Assurance Corp.
MFHR      - Multi-Family Housing Revenue
MUD       - Municipal Utility District
PCFA      - Pollution Control Financing Authority
PUD       - Public Utility District
RDA       - Redevelopment Agency
RDAR      - Redevelopment Agency Revenue
RMR       - Residential Mortgage Revenue
USD       - Unified School District

bVariable rate demand notes (VRDN's) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury bills rate).

The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)


    Face                                                                                                Value
   Amount       Franklin California Tax-Exempt Money Fund                                             (Note 1)
                 Investments 99.9%

$  1,328,000  b ABAG Revenue, Pooled Projects, Series 1987, Weekly VRDN and Put,
                 4.765%, 04/01/97...............................................................     $ 1,328,000
   1,000,000  b Alameda County MFMR, Refunding, Series A, Weekly VRDN and Put,
                 5.00%, 05/15/15................................................................       1,000,000
   2,700,000  b Big Bear Lake Industrial Revenue, Southwest Gas Corp. Project, Series A, Weekly
                 VRDN and Put, 5.05%, 12/01/28..................................................       2,700,000
   1,400,000  b Burbank RDA, MFR, Series A, Weekly VRDN and Put, 4.80%, 11/01/10................       1,400,000
   2,820,000  b Butte County Housing Authority MFR, Pine Tree Apartments Project, Weekly VRDN
                 and Put, 5.10%, 12/01/10.......................................................       2,820,000
   1,200,000  b California Dept. of Water Resources, Central Valley Project Revenue, Water Systems
                 Series N, Weekly VRDN and Put, 4.80%, 12/01/25.................................       1,200,000
              b California Health Facilities Financing Authority Revenue,
   3,600,000     Catholic Health Care, Series B, MBIA Insured, Weekly VRDN and Put,
                 4.85%, 07/01/16................................................................       3,600,000
   2,200,000     Catholic Health Care, Series C, MBIA Insured, Weekly VRDN and Put,
                 4.85%, 07/01/20................................................................       2,200,000
   2,500,000     Children's Hospital, MBIA Insured, Weekly VRDN and Put, 4.75%, 11/01/21........       2,500,000
   3,000,000     Pool Program, Weekly VRDN and Put, 4.95%, 09/01/20.............................       3,000,000
   7,400,000     Refunding, Catholic West Facility, Series B, Weekly VRDN and Put,
                 4.85%, 07/01/05................................................................       7,400,000
   2,100,000     Santa Barbara Cottage Hospital, Series B, Weekly VRDN and Put,
                 4.75%, 09/01/05................................................................       2,100,000
   1,300,000     St. Francis Medical Center, Series F, MBIA Insured, Weekly VRDN and Put,
                 4.85%, 07/01/10................................................................       1,300,000
     200,000     St. Francis Memorial Hospital, ACES, Series B, Daily VRDN and Put,
                 5.90%, 11/01/19................................................................         200,000
   2,300,000     St. Joseph Health System, Series B, Daily VRDN and Put, 5.90%, 07/01/09........       2,300,000
     620,000     St. Joseph Health System, Series B, Daily VRDN and Put, 5.90%, 07/01/13........         620,000
   1,000,000     Sutter Health, Series A, Daily VRDN and Put, 5.90%, 03/01/20...................       1,000,000
   4,450,000  b California Higher Education Loan Authority, Inc., Student Loan Revenue, Refunding,
                 Series E-1, Weekly VRDN and Put, 5.25%, 12/01/22...............................       4,450,000
                California PCFA, PCR,
   2,600,000    bHomestake Mining, Series 1984-A, Weekly VRDN and Put, 4.80%, 05/01/04..........       2,600,000
   4,700,000    bOccidental Geo/Santa Fe Geothermal, Monthly VRDN, Weekly Put,
                3.55%, 09/01/13.................................................................       4,700,000
   3,000,000     Pacific Gas & Electric Corp., TECP, 3.30%, 01/24/96............................       3,000,000
   2,505,000     Pacific Gas & Electric Corp., TECP, 3.70%, 02/07/96............................       2,505,000
  15,000,000     Refunding, Pacific Gas & Electric Corp., Series C, TECP, 3.65%, 01/16/96.......      15,000,000
   9,000,000     Refunding, Pacific Gas & Electric Corp., Series E, TECP, 3.65%, 01/09/96.......       9,000,000
   1,300,000    bRefunding, Shell Oil Co. Project, Series A, Daily VRDN and Put, 5.90%, 10/01/06       1,300,000
     400,000    bRefunding, Shell Oil Co. Project, Series A, Daily VRDN and Put, 5.90%, 10/01/07         400,000
                California PCFA, PCR, (cont.)

$    900,000    bRefunding, Shell Oil Co. Project, Series A, Daily VRDN and Put, 5.90%, 10/01/08     $   900,000
   4,500,000    bRefunding, Shell Oil Co. Project, Series A, Daily VRDN and Put, 5.90%, 10/01/09       4,500,000
   1,300,000    bRefunding, Shell Oil Co. Project, Series A, Daily VRDN and Put, 5.90%, 10/01/10       1,300,000
   4,400,000    bRefunding, Shell Oil Co. Project, Series B, Daily VRDN and Put, 5.90%, 10/01/11       4,400,000
   5,100,000    bRefunding, Shell Oil Co. Project, Series C, Daily VRDN and Put, 5.90%, 11/01/00       5,100,000
   1,000,000    bReynolds Metals Co. Project, Weekly VRDN and Put, 5.10%, 12/01/15..............       1,000,000
  15,000,000    bSouthern California Edison Co., Series A, Daily VRDN and Put, 5.40%, 02/28/08..      15,000,000
   1,000,000    bSouthern California Edison Co., Series B, Daily VRDN and Put, 5.40%, 02/28/08..       1,000,000
   6,600,000    bSouthern California Edison Co., Series C, Daily VRDN and Put, 5.40%, 02/28/08..       6,600,000
   2,200,000     Southern California Edison Co., Series C, TECP, 3.85%, 01/10/96................       2,200,000
   1,000,000     Southern California Edison Co., Series C, TECP, 3.60%, 02/13/96................       1,000,000
   1,900,000    bSouthern California Edison Co., Series D, Daily VRDN and Put, 5.40%, 02/28/08..       1,900,000
   3,650,000     Southern California Edison Co., Series D, TECP, 3.85%, 01/10/96................       3,650,000
   7,100,000     Southern California Edison Co., TECP, 3.70%, 01/10/96..........................       7,100,000
   4,400,000     Southern California Edison Co., TECP, 3.35%, 01/16/96..........................       4,400,000
              b California PCFA, Resource Recovery Revenue,
   9,500,000     Atlantic Richfield Co. Project, Series A, Daily VRDN and Put, 6.05%, 12/01/24..       9,500,000
   5,000,000     Burney Forest Products Project, Series A, Daily VRDN and Put, 5.00%, 09/01/20..       5,000,000
   2,200,000     OMS Equity, Stanislaus Project, Daily VRDN and Put, 6.00%, 12/01/17............       2,200,000
              b California PCFA, Solid Waste Disposal Revenue,
   1,200,000     Colmac Energy Project, Series A, Weekly VRDN and Put, 5.05%, 12/01/16..........       1,200,000
   8,800,000     Shell Oil Co. Martinez Project, Series A, Daily VRDN and Put, 6.05%, 10/01/24..       8,800,000
  19,500,000  b California Public Capital Improvements Financing Authority Revenue, Pooled Project,
                 Series 1988-C, Quarterly VRDN and Put, 3.70%, 01/05/96.........................      19,500,000
  29,870,000    California State RAN, Series C, 5.75%, 04/25/96.................................      30,068,296
              b California Statewide Communities Development Authority Revenue, COP,
  10,000,000     Apartment Development Revenue, Refunding, Subseries A-3, Weekly VRDN
                 and Put, 4.70%, 05/15/25.......................................................      10,000,000
   9,000,000     Apartment Development Revenue, Refunding, Subseries A-6, Weekly VRDN
                 and Put, 4.90%, 05/15/25.......................................................       9,000,000
   9,700,000     Chevron Co., Daily VRDN and Put, 6.05%, 12/15/24...............................       9,700,000
   2,400,000     Refunding, House Ear Institution, Daily VRDN and Put, 6.00%, 12/01/18..........       2,400,000
   2,800,000     Refunding, St. Joseph Health Systems, Weekly VRDN and Put, 4.90%, 07/01/08.....       2,800,000
              b California Statewide Communities Development Corp. Revenue,
   2,550,000     American Kleaner, Series C, Weekly VRDN and Put, 4.90%, 12/01/19...............       2,550,000
   1,700,000     Karcher Property Project, Series C, Weekly VRDN and Put, 4.90%, 12/01/19.......       1,700,000
     800,000  b Carlsbad MFHR, Refunding, La Costa Apartments Project, Series A, Weekly VRDN
                 and Put, 4.90%, 06/01/11.......................................................         800,000
   2,545,000  b Chico MFMR, Webb Homes Project, Monthly VRDN, Weekly Put, 3.85%, 01/01/10.......       2,545,000

              b Concord MFMR,
$  8,600,000     Arcadian, Series A, Weekly VRDN and Put, 5.00%, 07/15/18.......................     $ 8,600,000
     500,000     Bel Air Apartments, Issue A, Weekly VRDN and Put, 5.00%, 12/01/16..............         500,000
     600,000  b Contra Costa County Housing Authority, MFMR, Lakeshore Facility, Series A,
                 FNMA Secured, Weekly VRDN and Put, 5.00%, 11/15/12.............................         600,000
   7,400,000  b Contra Costa Transportation Authority, Sales Tax Revenue, Series A, Weekly VRDN
                 and Put, 4.90%, 03/01/09.......................................................       7,400,000
              b Duarte RDA, COP,
   1,000,000     Johnson Duarte Project, Series B, Weekly VRDN and Put, 4.90%, 12/01/14.........       1,000,000
     400,000     Piken Duarte Partnership, Series A, Weekly VRDN and Put, 4.90%, 12/01/14.......         400,000
   6,000,000    East Bay MUD, TECP, 3.55%, 02/14/96.............................................       6,000,000
   2,700,000    East Bay MUD, TECP, 3.60%, 02/14/96.............................................       2,700,000
   7,000,000    East Bay MUD, Water Systems Revenue, Series D, 7.50%, 03/01/96..................       7,219,408
     700,000  b Escondido MFHR, Morning View Terrace, Series A, Weekly VRDN and Put,
                 3.50%, 02/15/07................................................................         700,000
   1,000,000  b Fontana MFMR, Oakcrest, Series A, Weekly VRDN and Put, 5.00%, 07/15/18..........       1,000,000
              b Foothill/Eastern Transportation Corridor Agency, California Toll Road Revenue,
  15,400,000     Series B, Weekly VRDN and Put, 4.75%, 01/02/35.................................      15,400,000
   5,000,000     Series C, Weekly VRDN and Put, 4.80%, 01/02/35.................................       5,000,000
  10,000,000     Series E, Weekly VRDN and Put, 4.85%, 01/02/35.................................      10,000,000
   1,480,000  b Independent Cities Lease Finance Authority Revenue, Pooled Projects, Weekly
                 VRDN and Put, 4.90%, 06/01/98..................................................       1,480,000
     700,000  b Irvine Ranch Water District, Consolidated District Nos. 105, 140, 240 and 250,
                 Daily VRDN and Put, 5.90%, 01/01/21............................................         700,000
   8,400,000  b Irvine Ranch Water District, Consolidated District Nos. 105, 250, and 290,
                 Daily VRDN and Put, 5.90%, 08/01/16............................................       8,400,000
              b Kern County COP, Kern Public Facilities Project,
   2,300,000     Series A, Weekly VRDN and Put, 4.85%, 08/01/06.................................       2,300,000
     400,000     Series C, Weekly VRDN and Put, 4.85%, 08/01/06.................................         400,000
     500,000     Series D, Weekly VRDN and Put, 4.85%, 08/01/06.................................         500,000
     900,000  b Lancaster RDA, MFHR, Westwood Park Apartments, Series 1985-K, Weekly
                 VRDN and Put, 4.80%, 12/01/07..................................................         900,000
     400,000  b Los Angeles County COP, Los Angeles County Museum of Art, Series B,
                 Weekly VRDN and Put, 4.85%, 11/01/05...........................................         400,000
              b Los Angeles County Housing Authority, MFHR,
   1,600,000     Harbor Cove Project, Series E, Weekly VRDN and Put, 5.15%, 10/01/06............       1,600,000
   4,500,000     Sand Canyon Ranch Project, Series F, Weekly VRDN and Put, 5.30%, 11/01/06......       4,500,000
     100,000  b Los Angeles County IDA, IDR, Weekly VRDN and Put, 4.75%, 10/01/04...............         100,000
   6,000,000  b Los Angeles County Metropolitan Transportation Authority Revenue, Union
                 Station-Gateway, Series A, FSA Insured, Weekly VRDN and Put, 4.75%, 07/01/25...       6,000,000
  30,600,000    Los Angeles County TRAN, 4.50%, 07/01/96........................................      30,702,656
                Los Angeles County Transport Commission, Sales Tax Revenue,

$  1,000,000     Series A, 7.50%, 07/01/96......................................................     $ 1,037,726
   5,625,000     Series A, 7.60%, 07/01/96......................................................       5,844,943
              b Los Angeles CRDA, COP,
   1,000,000     Baldwin Hill Park, Weekly VRDN and Put, 4.85%, 12/01/14........................       1,000,000
     400,000     Broading Spring Center Program, Weekly VRDN and Put, 4.90%, 07/01/12...........         400,000
              b Los Angeles MFHR,
   3,400,000     Casden Project, Series K, Weekly VRDN and Put, 4.40%, 07/01/10.................       3,400,000
   4,200,000     Lucas Studios Project, Series D, Weekly VRDN and Put, 5.15%, 12/01/21..........       4,200,000
   1,100,000     Masselin Manor, Weekly VRDN and Put, 4.80%, 07/01/15...........................       1,100,000
   2,500,000  b Moorpark MFR, Refunding, Le Club Apartments Project, Weekly VRDN and Put,
                 4.80%, 11/01/15................................................................       2,500,000
     800,000  b Oakland Health Facilities Revenue, Children's Medical Hospital, Weekly VRDN
                 and Put, 4.95%, 07/01/08.......................................................         800,000
              b Ontario MFR,
   1,900,000     Park Center Partners Project, Series A, Weekly VRDN and Put, 4.867%, 08/01/07..       1,900,000
   6,700,000     Refunding, Rental Housing, Series A, Weekly VRDN and Put, 5.27%, 03/01/18......       6,700,000
   1,830,000     Refunding, Rental Housing, Series B, Weekly VRDN and Put, 5.27%, 03/01/18......       1,830,000
   1,190,000  b Ontario RDA, MFHR, Daisy XX Association, Ltd. Project, Weekly VRDN and Put,
                 4.80%, 11/01/04................................................................       1,190,000
              b Orange County Apartment Development Revenue,
   1,600,000     Issue I, Park Ridge, Weekly VRDN and Put, 5.00%, 11/01/08......................       1,600,000
     100,000     Jessy L. Frost Project, Issue B, Weekly VRDN and Put, 5.40%, 03/01/09..........         100,000
   9,250,000     Refunding, The Lakes Projects, Series A, Weekly VRDN and Put, 5.30%, 12/01/06..       9,250,000
   3,000,000     Vista Verde Apartments, Weekly VRDN and Put, 5.45%, 08/01/18...................       3,000,000
     390,000  b Oxnard RDA, COP, Channel Islands Business Center, Weekly VRDN and Put,
                 5.298%, 07/01/05...............................................................         390,000
              b Palm Springs CRDA, COP,
   1,100,000     Hotel No. 2, Weekly VRDN and Put, 4.80%, 12/01/14..............................       1,100,000
     900,000     Hotel No. 3, Weekly VRDN and Put, 4.80%, 12/01/14..............................         900,000
   3,715,000    Palomar, Pomerado Hospital District Revenue, Refunding, MBIA Insured,
                 9.25%, 05/01/96................................................................       3,894,572
   1,500,000  b Pico Rivera RDA, COP, Crossroad Plaza Project, Weekly VRDN and Put,
                 5.20%, 12/01/10................................................................       1,500,000
   3,550,000  b Redlands MFHR, Refunding, Parkview Terrace, Series A, Weekly VRDN and Put,
                 4.80%, 02/01/16................................................................       3,550,000
              b Riverside County IDA, IDR,
   1,500,000     Calavo Growers, Weekly VRDN and Put, 5.10%, 09/01/05...........................       1,500,000
   1,050,000     Spaulding Project, Issue B, Weekly VRDN and Put, 5.05%, 07/05/19...............       1,050,000
   9,150,000  b Roseville Finance Authority Hospital, Lease Revenue, Series A, Roseville Hospital,
                 Weekly VRDN and Put, 4.90%, 10/01/14...........................................       9,150,000

$  8,900,000  b Sacramento County COP, Administration Center and Court House Project,
                 Weekly VRDN and Put, 4.75%, 06/01/20...........................................     $ 8,900,000
   5,000,000  b Sacramento County MFR, Various Housing Projects, Smoketree, Series A,
                 Weekly VRDN and Put, 5.00%, 04/15/10...........................................       5,000,000
   3,300,000    Sacramento MUD, Electric Revenue, Series Q, 7.50%, 05/01/96.....................       3,405,464
   8,000,000    Sacramento MUD, TECP, 3.65%, 01/16/96...........................................       8,000,000
  19,267,000    Sacramento Utilities, TECP, 3.30%, 03/14/96.....................................      19,267,000
   2,000,000  b Salinas City Apartment Development Revenue, Brentwood Gardens, Series 1985-A,
                 Weekly VRDN and Put, 4.80%, 03/01/05...........................................       2,000,000
              b San Bernardino,
   2,150,000     Western Properties Project I, Weekly VRDN and Put, 4.55%, 02/01/05.............       2,150,000
   1,000,000     Western Properties Project II, Weekly VRDN and Put, 4.55%, 05/01/05............       1,000,000
     900,000     Western Properties Project III, Weekly VRDN and Put, 4.55%, 08/01/05...........         900,000
   1,600,000     Western Properties Project IV, Weekly VRDN and Put, 4.55%, 08/01/05............       1,600,000
   2,550,000     Western Properties Project V, Weekly VRDN and Put, 4.55%, 08/01/05.............       2,550,000
   2,300,000     Woodview Apartments Project, Series I, Weekly VRDN and Put, 5.00%, 04/01/07....       2,300,000
  20,000,000    San Bernardino TRAN, 4.25%, 07/05/96............................................      20,054,334
   5,500,000    San Diego County Water Authority, TECP, 3.65%, 02/09/96.........................       5,500,000
                San Diego IDA,
   4,000,000     San Diego Gas and Electric TECP, 3.70%, 01/08/96...............................       4,000,000
   2,000,000     TECP, 3.30%, 03/01/96..........................................................       2,000,000
     890,000  b San Diego MFHR, Country Hills Facility, Series A, FNMA Secured, Weekly VRDN
                 and Put, 5.00%, 08/15/13.......................................................         890,000
   2,500,000  b San Diego MFMR, California Housing Authority, La Cima Apartments, Series K,
                 Weekly VRDN and Put, 4.80%, 12/01/08...........................................       2,500,000
   2,900,000  b San Diego MFMR, Refunding, University Town Center Apartments, Weekly VRDN
                 and Put, 4.80%, 10/01/15.......................................................       2,900,000
     900,000  b San Dimas RDA, Commercial Development Revenue, San Dimas Commercial Center,
                 Monthly VRDN and Put, 3.60%, 12/01/13..........................................         900,000
   4,600,000  b San Francisco City and County MFHR, Winterland Project, Series C, Weekly VRDN
                 and Put, 5.30%, 06/01/06.......................................................       4,600,000
   2,565,000  b San Francisco City and County RDA, MFR, Rincon Center Project No. 8, Weekly
                 VRDN and Put, 5.30%, 12/01/06..................................................       2,565,000
              b San Jose MFMR,
     600,000     Fairway Glen, Series A, FGIC Insured, Weekly VRDN and Put, 5.00%, 11/01/07.....         600,000
     600,000     Foxchase, Series B, FGIC Insured, Weekly VRDN and Put, 5.00%, 11/01/07.........         600,000
   1,000,000     Somerset Park Apartment Project, Weekly VRDN and Put, 4.75%, 11/01/17..........       1,000,000
     820,000  b San Mateo County COP, Capital Projects, Series B, Weekly VRDN and Put,
                 4.75%, 07/01/98................................................................         820,000
   2,950,000  b San Mateo County Housing Authority, MFHR, Pacific Oaks Apartment Project,
                 Weekly VRDN and Put, 5.35%, 07/01/17...........................................       2,950,000

$  1,000,000  b Santa Clara County, MFHR, Grove Garden Apartments, Series A, Weekly VRDN
                 and Put, 5.30%, 03/01/17.......................................................     $ 1,000,000
     500,000    Santa Clara Valley Water District Revenue, Refunding, 5.75%, 06/01/96...........         504,097
     500,000  b South San Francisco MFR, Magnolia Plaza Apartments, Series A, Weekly VRDN
                 and Put, 5.35%, 05/01/17.......................................................         500,000
  34,200,000  b Southern California Public Power Authority Revenue, Refunding, Transmission Project,
                 AMBAC Insured, Weekly VRDN and Put, 4.75%, 07/01/19............................      34,200,000
   9,300,000  b Suisun City MFMR, Housing Authority, Village Green Apartments, Series A,
                 Weekly VRDN and Put, 5.00%, 06/15/18...........................................       9,300,000
   3,000,000    West Basin Municipal Water, TECP, 3.70%, 01/09/96...............................       3,000,000
   5,000,000    West Basin Municipal Water, TECP, 3.35%, 01/16/96...............................       5,000,000
                                                                                                   -------------
                Total Investments (Cost $613,281,496)99.9%......................................     613,281,496
                Other Assets and Liabilities, Net.1%............................................         553,900
                                                                                                   -------------
                Net Assets100.0%................................................................    $613,835,396
                                                                                                   =============

At December 31, 1995, there was no unrealized appreciation or depreciation for financial statement or income tax purposes.


PORTFOLIO ABBREVIATIONS:
ABAG     - The Association of Bay Area Governments
ACES     - Adjustable Convertible Exempt Securities
AMBAC    - American Municipal Bond Assurance Corp.
COP      - Certificate of Participation
CRDA     - Community Redevelopment Agency
FGIC     - Financial Guaranty Insurance Co.
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assistance
IDA      - Industrial Development Agency
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MUD      - Municipal Utility District
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
RAN      - Revenue Anticipation Notes
RDA      - Redevelopment Agency
TECP     - Tax-Exempt Commercial Paper
TRAN     - Tax and Revenue Anticipation Notes

bVariable rate demand notes (VRDN's) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury bills rate).

The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
December 31, 1995 (unaudited)

                                                                    Franklin     Franklin California   Franklin
                                                                   California     Intermediate-Term   California
                                                                Insured Tax-Free      Tax-Free        Tax-Exempt
                                                                   Income Fund       Income Fund      Money Fund
                                                                   -----------      ------------       ---------
Assets:
 Investments in securities:
At identified cost...........................................    $1,453,909,048       $93,712,150   $613,281,496
                                                                   ===========      ============       =========
At value.....................................................     1,565,764,641        96,393,647    613,281,496
 Cash........................................................           476,644           149,692            --
 Receivables:
Interest.....................................................        28,074,160         1,526,974      4,966,880
Investment securities sold...................................            20,000             5,000             --
Capital shares sold..........................................         2,876,219            43,592             --
                                                                   -----------      ------------       ---------
Total assets.................................................     1,597,211,664        98,118,905    618,248,376
                                                                   -----------      ------------       ---------
Liabilities:
 Payables:
Investment securities purchased on a when-issued basis (Note 1)       5,227,545              --               --
Distributions payable to shareholders........................         1,949,094           108,059         34,185
Capital shares repurchased...................................         5,819,649            52,143      4,022,231
Management fees..............................................           616,337            17,522        258,504
Distribution fees............................................           199,277            13,618             --
Shareholder servicing costs..................................             8,503               340         44,583
 Accrued expenses and other liabilities......................            90,668            29,129         53,477
                                                                   -----------      ------------       ---------
Total liabilities............................................        13,911,073           220,811      4,412,980
                                                                   -----------      ------------       ---------
Net assets, at value.........................................    $1,583,300,591       $97,898,094   $613,835,396
                                                                   ===========      ============       =========
Net assets consist of:
 Undistributed net investment income.........................       $ 1,662,235         $ 189,989            $--
 Unrealized appreciation on investments......................       111,855,593         2,681,497             --
 Accumulated net realized loss...............................        (7,273,323)         (789,652)            --
 Class I capital shares......................................     1,466,642,944        95,816,260    613,835,396
 Class II capital shares.....................................        10,413,142                --             --
                                                                   -----------      ------------       ---------
Net assets, at value.........................................    $1,583,300,591       $97,898,094   $613,835,396
                                                                   ===========      ============       =========
Class I shares:
 Net assets, at value........................................    $1,572,618,315       $97,898,094   $613,835,396
                                                                   ===========      ============       =========
 Shares outstanding..........................................       126,665,260         9,013,757    613,835,396
                                                                   ===========      ============       =========
 Net asset value per share...................................            $12.42*          $10.86*          $1.00
                                                                   ===========      ============       =========
Class II shares:
 Net assets, at value........................................      $ 10,682,276                --             --
                                                                   ===========      ============       =========
 Shares outstanding..........................................           856,475                --             --
                                                                   ===========      ============       =========
 Net asset value per share...................................            $12.47*               --             --
                                                                   ===========      ============       =========

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.




+Distributions were decreased by net realized loss from security transactions of $14,563.

                        The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Statements (cont.)

Statements of Operations
for the six months ended December 31, 1995 (unaudited)

                                                                     Franklin   Franklin California    Franklin
                                                                    California   Intermediate-Term    California
                                                                 Insured Tax-Free     Tax-Free        Tax-Exempt
                                                                    Income Fund      Income Fund      Money Fund
                                                                    ----------       -----------       ---------
Investment income:
 Interest (Note 1)..............................................     $46,633,510       $2,595,847    $11,404,905
                                                                    ----------       -----------       ---------
Expenses:
 Management fees (Note 5).......................................       3,570,491          299,814      1,556,402
 Distribution fees Class I (Note 5).............................         588,535           41,758             --
 Distribution fees Class II (Note 5)............................          17,629               --             --
 Shareholder servicing costs (Note 5)...........................         107,556            9,048        234,126
 Reports to shareholders........................................          88,126            9,977        134,358
 Custodian fees.................................................          56,258            4,737         28,592
 Trustees' fees and expenses....................................          30,727            2,122         15,514
 Professional fees..............................................          16,410            2,526         11,584
 Registration and filing fees...................................          13,531            6,470         10,307
 Insurance......................................................           2,783               --             --
 Other..........................................................          45,367           20,107         12,025
 Expenses waived by Manager (Note 5)............................              --         (182,756)            --
                                                                    ----------       -----------       ---------
Total expenses..................................................       4,537,413          213,803      2,002,908
                                                                    ----------       -----------       ---------
Net investment income...........................................      42,096,097        2,382,044      9,401,997
                                                                    ----------       -----------       ---------
Realized and unrealized gain on investments:
 Net realized gain..............................................       1,449,051            7,639             --
 Net unrealized appreciation....................................      56,137,193        4,238,716             --
                                                                    ----------       -----------       ---------
Net realized and unrealized gain on investments.................      57,586,244        4,246,355            --
                                                                    ----------       -----------       ---------
Net increase in net assets resulting from operations............     $99,682,341       $6,628,399    $ 9,401,997
                                                                    ==========       ===========       =========



The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIA TAX-FREE TRUST


Financial Statements (cont.)

Statements of Changes in Net Assets
for the six months ended December 31, 1995 (unaudited) and the year ended June 30, 1995

                          Franklin California InsuredFranklin California Intermediate-   Franklin California
                             Tax-Free Income Fund        Term Tax-Free Income Fund      Tax-Exempt Money Fund
                           ------------------------         -------------------        -----------------------
                          Six months         Year        Six months       Year       Six months        Year
                        Ended 12/31/95  Ended 06/30/95 Ended 12/31/95Ended 06/30/95Ended 12/31/95 Ended 06/30/95
                          -----------     -----------     ---------     ---------    ----------     -----------
Increase (decrease)
 in net assets:
Operations:
 Net investment
 income...............    $ 42,096,097    $ 82,829,714   $ 2,382,044  $ 5,021,562    $ 9,401,997   $ 20,297,656
 Net realized gain
 (loss) from
 security
 transactions.........       1,449,051       5,592,380         7,639     (465,495)            --        (14,563)
 Net unrealized
 appreciation on
 investments..........      56,137,193      18,768,345     4,238,716    1,696,820             --             --
                          -----------     -----------     ---------     ---------    ----------     -----------
Net increase in
 net assets
 resulting from
 operations...........      99,682,341     107,190,439     6,628,399    6,252,887      9,401,997     20,283,093
Distributions to
 shareholders from
 undistributed net
 investment income:
Class I...............     (41,465,037)    (82,377,546)   (2,327,610)  (4,925,765)    (9,401,997)   (20,283,093)+
Class II..............        (129,360)         (1,771)           --           --             --            ---
Increase (decrease)
 in net assets from
 capital share trans-
 actions (Note 3).....      56,625,793      (7,045,433)    4,812,545   (6,557,744)   (28,321,938)  (111,964,093)
                          -----------     -----------     ---------     ---------    ----------     -----------
Net increase
 (decrease) in
 net assets...........     114,713,737      17,765,689     9,113,334   (5,230,622)   (28,321,938)  (111,964,093)
Net assets:
Beginning of period...   1,468,586,854   1,450,821,165    88,784,760   94,015,382    642,157,334    754,121,427
                          -----------     -----------     ---------     ---------    ----------     -----------
End of period.........  $1,583,300,591  $1,468,586,854   $97,898,094  $88,784,760   $613,835,896   $642,157,334
                          ===========     ===========     =========     =========    ==========     ===========
Undistributed net
 investment income
included in net assets:
Beginning of period...     $ 1,160,535       $ 710,138     $ 135,555     $ 39,758            $--            $--
                          ===========     ===========     =========     =========    ==========     ===========
End of period.........     $ 1,662,235     $ 1,160,535     $ 189,989    $ 135,555            $--            $--
                          ===========     ===========     =========     =========    ==========     ===========

+Distributions were decreased by net realized loss from security transactions of $14,563.


The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Financial Statements (unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (the Trust) is an open-end management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Trust consists of three separate Funds: Franklin California Insured Tax-Free Income Fund (the Insured Fund), Franklin California Intermediate-Term Tax-Free Income Fund (the Intermediate-Term Fund) and Franklin California Tax-Exempt Money Fund (the Money Fund). Each of the Funds issues a separate series of the Trust's shares maintains a totally separate and distinct investment portfolio. The Trust's Intermediate Fund is non-diversified, although the other Funds are diversified.

The Insured Fund offers two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class.

The offering of Class II shares began May 1, 1995, at which time all previously outstanding shares became Class I shares. Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Tax-free bonds generally trade in the over-the-counter market rather than on a national securities exchange. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations, from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Trustees (the Board). Securities for which market quotations are not available are valued in accordance with procedures established by the Board.

The securities in the Money Fund are valued at amortized cost, which approximates value. The Money Fund must maintain a dollar weighted average maturity of 90 days or less and only purchase instruments having remaining maturity of 397 days or less. If the Fund's portfolio has a remaining weighted average maturity of greater than 90 days, the portfolio will be stated at value based on recorded closing sales on a national securities exchange, or in the absence of a recorded sale, within the range of the most recent quoted bid and asked prices. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemption at $1.00.

b. Municipal Bonds and Notes with "Puts":

The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a "put". In determining the weighted average to maturity of the Fund's portfolio, municipal bonds and notes as to which the Fund holds a put will be deemed to mature on the last day on which the put may be exercisable.

c. Variable Rate Demand Notes:

The Funds have invested in certain variable interest rate demand notes with maturities greater than 397 days but which are redeemable at specified intervals upon demand. The maturity of these instruments for the purpose of calculating the Fund's weighted average to maturity is considered to be the lesser of the period until the interest rate is adjusted or until the principal can be recovered by demand.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Income Taxes:

The Funds intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Funds from income and excise taxes. Each Fund is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

e. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

f. Investment Income, Expenses and Distributions:

For the Insured and the Intermediate-Term Funds, distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized as required by the Internal Revenue Code. The Funds normally declare dividends from their net investment income daily and distribute monthly. Daily allocations of net investment income will commence on the date following the receipt of an investor's funds. Dividends are normally declared each day the New York Stock Exchange is open for business and are equal to an amount per day set from time to time by the Board, and are payable to shareholders of record at the beginning of the business on the ex-date. Once each month, dividends are reinvested in additional shares of the Funds or paid in cash as requested by the shareholders.

For the Insured Fund, realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

For the Money Fund, net investment income includes income, calculated on an accrual basis, amortization of original issue and market discount or premium, if any, and estimated expenses which are accrued daily. The total available for dividends is computed daily and includes net investment income, plus or minus any gains or losses on security transactions and changes in unrealized portfolio appreciation or depreciation, if any.

g. Insurance:

Each long-term municipal security in the Insured Fund is insured as to the scheduled payments of interest and principal by either a mutual fund Portfolio Insurance Policy, a Secondary Market Insurance Policy, a New Issue Insurance Policy or collateral guaranteed by an agency of the U.S. Government. The providers of secondary market and new issue insurance are rated "AAA" by Standard and Poor's.

Premiums for a mutual fund Portfolio Insurance Policy or a Secondary Market Insurance Policy are paid from the Insured Fund's assets. Premiums for a mutual fund Portfolio Insurance Policy [effective only so long as the Fund is in existence, Financial Guaranty (the insurer) remains in business and the municipal security insured under the policy continues to be held by the Fund] will reduce the current income of the portfolio by the amount thereof. Premiums paid by the Fund for a Secondary Market Insurance Policy (effective so long as the security so insured is outstanding and the insurer remains in business) are added to the cost basis of the municipal security insured and are not considered an expense of the Fund. Premiums on a New Issue Insurance policy (effective so long as the security so insured is outstanding and the issuer remains in business) are paid in advance by the insured security issuer or by another third party prior to acquisition of the security by the Fund and are not considered an expense to the Fund.

h. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

i. Securities Purchased on a When-Issued Basis or Delayed Delivery Basis:

The Funds may trade securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding such securities, they may sell the securities before the settlement date. These securities are identified on the accompanying Statements of Investments in Securities and Net Assets. The Funds have set aside sufficient investment securities as collateral for these purchase commitments.


2. DISTRIBUTIONS AND CAPITAL LOSS CARRYOVERS

At June 30, 1995, for tax purposes, the Insured and the Intermediate Funds had capital loss carryovers as follows:

                                      Franklin California   Franklin California
                                       Insured Tax-Free      Intermediate-Term
                                          Income Fund      Tax-Free Income Fund
                                          -----------         --------------
 1997 ...............................        $1,847,356                   $ --
 1998 ...............................           302,438                     --
 1999 ...............................               319                     --
 2001 ...............................         1,301,600                     --
 2002 ...............................         5,270,661                331,796
 2003 ...............................                --                465,495
                                          -----------         --------------
                                            $8,722,374                $797,291
                                          ===========         ==============

For tax purposes, the aggregate cost of securities and unrealized appreciation (depreciation) of the Funds are the same as for financial statement purposes at December 31, 1995.


3. TRUST SHARES

At December 31, 1995, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in the Funds' shares were as follows:


Class I Shares:
                                                           Franklin California Insured Tax-Free Income Fund
                                                          Six Months Ended                   Year Ended
                                                          December 31, 1995                 June 30, 1995
                                                        ---------------------          ----------------------
                                                       Shares          Amount          Shares         Amount
                                                      ---------      -----------      ---------     -----------
Shares sold......................................     8,051,591      $97,476,235     10,633,997     $125,181,289
Shares issued in reinvestment of distributions...     1,383,882       16,759,921      2,826,303       33,085,583
Shares redeemed..................................    (5,830,485)     (70,480,769)   (14,271,062)    (165,740,287)
Changes from exercise of exchange privilege:
 Shares sold.....................................     4,381,797       53,071,341     11,532,096      133,939,319
 Shares redeemed.................................    (4,125,722)     (50,101,206)   (11,490,276)    (134,024,208)
                                                      ---------      -----------      ---------     -----------
Net increase (decrease)..........................     3,861,063      $46,725,522       (768,942)    $ (7,558,304)
                                                      =========      ===========      =========     ===========

3. TRUST SHARES (cont.)


Class II Shares:
                                                           Franklin California Insured Tax-Free Income Fund
                                                          Six Months Ended                   Year Ended
                                                          December 31, 1995                 June 30, 1995
                                                        ---------------------          ----------------------
                                                       Shares          Amount          Shares         Amount
                                                      ---------      -----------      ---------     -----------
Shares sold......................................       809,022       $9,836,844         42,176         $511,865
Shares issued in reinvestment of distributions...         6,504           79,656             84            1,006
Shares redeemed..................................        (1,311)         (16,229)            --               --
                                                      ---------      -----------      ---------     -----------
Net increase (decrease)..........................       814,215       $9,900,271         42,260         $512,871
                                                      =========      ===========      =========     ===========


                                                   Franklin California Intermediate-Term Tax-Free Income Fund
                                                          Six Months Ended                   Year Ended
                                                          December 31, 1995                 June 30, 1995
                                                        ---------------------          ----------------------
                                                       Shares          Amount          Shares         Amount
                                                      ---------      -----------      ---------     -----------
Shares sold......................................       917,766       $9,756,383      1,204,356      $12,309,531
Shares issued in reinvestment of distributions...       133,352        1,419,788        287,710        2,922,503
Shares redeemed..................................      (656,085)      (7,015,112)    (2,148,804)     (21,756,389)
Changes from exercise of exchange privilege:
 Shares sold.....................................       301,653        3,203,334      2,325,201       23,281,750
 Shares redeemed.................................      (239,447)      (2,551,848)    (2,329,548)     (23,315,139)
                                                      ---------      -----------      ---------     -----------
Net increase (decrease)..........................       457,239       $4,812,545       (661,085)    $ (6,557,744)
                                                      =========      ===========      =========     ===========

                                                                                     Franklin California
                                                                                    Tax-Exempt Money Fund
                                                                            Six Months Ended       Year Ended
                                                                            December 31, 1995     June 30, 1995
                                                                              -------------       -------------
                                                                                 Amount              Amount
                                                                              -------------       -------------
Transactions in capital stock at $1.00 per share were as follows:
 Shares sold.............................................................       $293,613,816        $602,511,619
 Shares issued in reinvestment of distributions..........................          9,403,442          20,299,685
 Shares redeemed.........................................................       (306,666,228)       (763,427,966)
 Changes from exercise of exchange privilege:
  Shares sold............................................................        101,633,801         450,373,225
  Shares redeemed........................................................       (126,306,769)       (421,720,656)
                                                                              -------------       -------------
Net increase.............................................................       $(28,321,938)      $(111,964,093)
                                                                              =============       =============


4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding purchases and sales of short-term securities) for the six months ended December 31, 1995, were as follows:

                                                      Franklin California  Franklin California  Franklin California
                                                       Insured Tax-Free     Intermediate-Term       Tax-Exempt
                                                          Income Fund     Tax-Free Income Fund      Money Fund
                                                          -----------         -------------         -----------
Purchases ..........................................       $86,907,784             $8,790,977                 --
                                                          ===========         =============         ===========
Sales ..............................................       $32,132,076             $4,810,291                 --
                                                          ===========         =============         ===========

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers), provides investment advice, administrative services, office space and facilities to each Fund. Advisers receives fees computed monthly based on the net assets of the Insured Fund and the Intermediate-Term Fund, and receives fees computed daily based on the net assets of the Money Fund as follows:

Annualized Fee Rate  Average Net Assets
-------------        ------------------------------------
   .625 of 1%        First $100 million
   .500 of 1%        Over $100 million, up to and including $250 million
   .450 of 1%        In excess of $250 million

The terms of the management agreement provide that aggregate annual expenses of each Fund be limited to the extent necessary to comply with the limitations set forth in the laws, regulations and administrative interpretations of the states in which each Fund's shares are registered. For the six months ended December 31, 1995, the Funds' expenses did not exceed these limitations, however, Advisers agreed in advance to waive $182,756 of the management fees for the Intermediate-Term Fund.

In its capacity as underwriter for the shares of the Insured Fund and the Intermediate-Term Fund, Franklin/Templeton Distributors, Inc., (Distributors) received commissions on sales of the Funds' shares. Commissions are deducted from the gross proceeds received from the sale of the Funds' shares, and as such are not expenses of the Funds. Distributors may also make payments, out of its own resources, to the dealers for certain sales of Class I and Class II shares. Commissions received by the Distributors and the amounts paid to other dealers for the six months ended December 31, 1995 were as follows:

                              Franklin California     Franklin California
                               Insured Tax-Free        Intermediate-Term
                                  Income Fund        Tax-Free Income Fund
                               ----------------         --------------
                              Class I    Class II
                             --------     -------
Total commissions received .$2,678,830   $ 98,458               $ 97,565
                             ========     =======       ==============
Paid to other dealers  .....$2,616,167   $192,756               $113,682
                             ========     =======       ==============


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

Distributors also received contingent deferred sales charges relating to transactions in the Funds as follows:

                  Franklin California  Franklin California
                   Insured Tax-Free     Intermediate-Term
                      Income Fund     Tax-Free Income Fund
                        -----------        --------------
Class I.........            $17,252                $2,296
                        -----------        --------------
Class II........              $ 134                    --
                        ===========        ==============

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services) the Trust pays cost on a per shareholder account basis. Shareholder servicing cost incurred by the Insured Fund, the Intermediate-Term Fund and the Money Fund for the six months ended December 31, 1995 were $107,556, $9,048 and $234,126, respectively, of which $78,669, $9,048 and $187,156, respectively, were paid to Investor Services.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Intermediate-Term Fund reimburses Distributors, in an amount up to 0.10%, per annum of the fund's average daily net assets for costs incurred in the promotion, offering and marketing of the Fund's shares. The plan does not permit nor require payment of excess costs after plan termination. Fees incurred by the Intermediate-Term Fund under the agreement aggregated $41,758 for the six months ended December 31, 1995.

Under the terms of a Distribution Plan pursuant to 12b-1 of the Investment Company Act of 1940, which was effective May 1, 1994 for Class I shares and May 1, 1995 for Class II shares, the Insured Fund will reimburse Distributors in an amount up to a maximum of 0.10% per annum for Class I and 0.65% per annum for Class II of the average daily net assets of such class, for costs incurred in the promotion, offering, and marketing of Class I and Class II shares. The plans do not permit nor require payments of excess costs after plan termination. Fees incurred under the plans aggregated $606,194 for the six months ended December 31, 1995.

On December 8, 1994, Franklin Resources, Inc., (Resources) purchased $6.6 million in face value of unsecured Orange County Tax and Revenue Anticipation Note, 4.5%, 07/19/95 from the Money Fund at amortized cost of $6,623,125 plus accrued interest on $127,050. The Fund did not incur a loss as a result of this transaction.

Certain officers and trustees of the Trust are also officers and/or directors of Distributors, Advisers, and Investor Services, all wholly-owned subsidiaries of Resources.


6. CREDIT RISK

Although each of the Funds has a diversified investment portfolio, all of its investments are in the securities of issuers in the state of California and Puerto Rico. Such concentration may subject the Funds more significantly to economic changes occurring within those areas.



7. FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period by Fund are as follows:

                   Per Share Operating Performance                                Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------

                                                                                             Ratio of     Ratio of Net
         Net Asset           Net Realized           Distributions Net Asset       Net Assets  Expenses    Investment
 Period   Value at    Net    & Unrealized  Total From  From Net    Value             at End   to Average   Income    Portfolio
 Ended   Beginning Investment Gain (Loss)  Investment Investment  at End    Total   of Period Net Assets  to Average  Turnover
 June 30 of Period  Income   on Securities Operations  Income    of Period Return+ (in 000's) (Note 5)++  Net Assets   Rate
---------------------------------------------------------------------------------------------------------------------------

Franklin California Insured Tax-Free Income Fund:
Class I Shares:
 1991    $11.17    $.740    $ .094        $ .834      $(.744)   $11.26      7.45%   $ 471,997    .57%      6.48%    4.20%
 1992     11.26     .700      .457         1.157       (.747)    11.67     10.32      967,745    .55       6.16     3.50
 1993     11.67     .690      .636         1.326       (.696)    12.30     11.47    1,363,623    .53       5.82     8.28
 1994     12.30     .680     (.562)         .118       (.678)    11.74      0.67    1,450,821    .54       5.53     6.98
 1995     11.74     .680      .204          .884       (.674)    11.95      7.80    1,468,080    .59       5.77    11.85
 1995+++  11.95     .330      .472          .802       (.332)    12.42      6.81    1,572,618    .59*      5.51*    2.15
Class II Shares:
 1995***  11.88     .110      .103          .213       (.103)    11.99      1.79          507   1.17*      5.03*   11.85
 1995+++  11.99     .400      .325          .725       (.245)    12.47      6.56       10,682   1.54*      9.67*    2.15
Franklin California Intermediate-Term    Tax-Free Income Fund:
 1993**   10.00     .290      .550          .840       (.290)    10.55     10.95*      42,831    .09*      4.73*     .08
 1994     10.55     .540     (.360)         .180       (.530)    10.20      1.65       94,015    .25       5.11    14.95
 1995     10.20     .540      .170          .710       (.530)    10.38      7.19       88,785    .33       5.34    10.90
 1995+++  10.38     .270      .474          .744       (.264)    10.86      7.24       97,898    .45*      5.02*    5.41
Franklin California Tax-Exempt Money Fund:
 1991      1.00     .045       --           .045       (.045)     1.00      4.58      953,738    .57       4.47*     --
 1992      1.00     .031       --           .031       (.031)     1.00      3.17      759,204    .60       3.14      --
 1993      1.00     .021       --           .021       (.021)     1.00      2.08      652,864    .62       2.07      --
 1994      1.00     .018       --           .018       (.018)     1.00      1.83      754,121    .61       1.82      --
 1995      1.00     .029       --           .029       (.029)     1.00      2.94      642,157    .64       2.88      --
 1995+++   1.00     .015       --           .015       (.015)     1.00      1.50      613,836    .64*      2.98*     --

*Annualized
**For the period September 21, 1992 (effective date) to June 30, 1993.
***For the period May 1, 1995 to June 30, 1995.
+Total return measures the change in value of an investment over the periods indicated.  It is not annualized.  It does not include the maximum  front-end  sales charges or the  contingent  deferred  sales  charges.  Prior to May 1, 1994 the total return for Class I shares  assumes  reinvestment  of  dividends  and  capital  gains,  if any,  at net asset  value for the
Intermediate-Term  Fund and the Money Fund, and assumes  reinvestment of dividends at the offering price and capital gains, if any,  at net asset  value for the  Insured  Fund.  Effective  May 1,  1994,  with the  implementation  of the Rule 12b-1 distribution  plan, as discussed in Note 5, the Insured  Fund's  existing  sales  charges on reinvested  dividends has been eliminated.
++During the periods  indicated,  Advisers  agreed in advance to waive a portion of  management  fees and made  payments of other  expenses of the  Intermediate  Fund.  Had such  action not been  taken,  the ratio of expenses to average net assets would have been .95% (annualized), .80%, .83%, and .84%, respectively.
+++For the six months ended December 31, 1995.



Franklin California Tax-Free Trust

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PERSUANT TO ITEM 304 (a) OF REGULATION S-T)


GRAPHIC MATERIAL (1)

This bar chart shows the comparison between the Franklin California Insured Tax-Free Income Fund's distribution rate of 5.18% and the equivalent taxable rate of 9.63%, for Class I shares.



GRAPHIC MATERIAL (2)

This bar chart shows the comparison between the Franklin California Insured Tax-Free Income Fund's distribution rate of 4.76% and the equivalent taxable rate of 8.85%, for Class II shares.


GRAPHIC MATERIAL (3)

This chart shows in pie chart format the Franklin California Intermediate-Term Tax-Free Income Fund's quality breakdown based on total net assets.

Quality Breakdown on 12/31/95
AAA                                                  25.4%
AA                                                    4.0%
A                                                    34.9%
BBB                                                  35.6%
Below Investment Grade                                0.1%


GRAPHIC MATERIAL (4)

This bar chart shows the comparison between the Franklin California Intermediate Tax-Free Income Fund's distribution rate of 4.75% and the equivalent taxable rate of 8.83%.


GRAPHIC MATERIAL (5)

This bar chart shows the comparison between the fund's seven-day annualized yield of 3.72% and the seven-day equivalent taxable yield of 6.92%.